UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUNE 30, 2019

Semi-Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

ALL AMERICA FUND  EQUITY INDEX FUND  MID-CAP EQUITY INDEX FUND  SMALL CAP VALUE FUND  SMALL CAP GROWTH FUND  INTERNATIONAL FUND  BOND FUND  MONEY MARKET FUND

MUTUAL OF AMERICA

INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2019.

During the first half of 2019 (as measured through June 28, 2019), the S&P 500® Index (S&P 500) advanced 18.5%, following a nearly 15% decline during the last quarter of 2018. Most other equity indexes around the world also posted strong advances. According to the respective MSCI, Inc. country indexes, Europe was up 13.2%, China came in at 11.5%, Japan increased 6.6% and the U.S. jumped 17.6% (including all stocks, not just the stocks that comprise the S&P 500 Index). The MSCI World Index — which represents the performance of large- and mid-cap stocks across 23 developed markets — jumped 15.6%. Of note, these advances came at a time of slowing growth across the globe.

Bond prices also advanced. However, rising bond prices, which translate into falling yields, are generally indicative of rising concern that the economy is heading toward recession. This rare circumstance of rising prices both for stocks and bonds suggests that stock and bond investors had far different outlooks. The yield on the benchmark 10-year Treasury note dropped from a peak of 3.23% in early November 2018, to 2.00% at the end of the second quarter of 2019. That drop in yield represents about an 11% advance in bond prices over a seven-month period, a dramatic move by historical standards, underscoring the bond market’s pessimistic perspective.

Why the discrepancy? In the case of the stock market, the bear market correction at the end of last year was prompted by mounting fear that the Federal Reserve’s (Fed’s) interest rate increases had gone too far and threatened a recession. Interestingly, bond prices began their ascent at the same time stocks started to plummet, suggesting that both markets were in agreement during that period. However, in December, after the Fed’s last rate hike, and under pressure from not only the markets but also the Trump administration to lower the fed funds rate, members of the Fed began to signal a more receptive tone to at least putting rates on hold. Over the first half of 2019, the Fed’s statements after each successive meeting in January, March, May and June became increasingly dovish, to the point of almost guaranteeing one or more rate cuts during the second half of 2019. As anticipated, the Fed lowered the fed funds rate by 25 basis points on Wednesday, July 31, the first reduction in over ten years.

Rising expectations of one or more Fed rate cuts largely accounted for the stock market’s ebullience in the first six months of the year. A setback in trade talks with China in early May caused a 6% pullback in the S&P 500; however, expectations of fruitful talks between President Trump and President Xi prior to the G20 summit in June propelled stocks to new highs. The bond market, however, remained skeptical, as indicated by the fact that the 10-year Treasury yield lingered around the 2.00% level throughout June and July even though the stock market was moving higher.

Then, on August 1, the fragile détente between the U.S. and China hit another setback when President Trump tweeted that he had decided to implement as of September 1 a 10% tariff on the remaining $300 billion of annual U.S. imports from China. From the market high prior to Trump’s tariff announcement until the close on Monday, August 5, the S&P 500 declined 5.6%. The 10-year Treasury note also dropped further to 1.72%. In short, the markets were suggesting that the Fed had done too little and the President had done too much.

While there is no question that growth has slowed globally, Fed policy and the trade issue with China have been the primary drivers of this year’s market behavior and volatility. The effectiveness of Fed policy going forward and the trajectory of trade negotiations between the U.S. and China remain the wild cards for the remainder of the year. With markets likely to experience further periods of heightened volatility, we encourage all of our clients to keep their long-term goals and objectives in mind.

The total return performance (net of investment management expenses) for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2019

All America Fund	+17.43%
Equity Index Fund	+18.58%
Mid-Cap Equity Index Fund	+17.96%
Small Cap Value Fund	+12.00%
Small Cap Growth Fund	+17.13%
International Fund†	+ 0.08%
Bond Fund	+ 5.47%
Money Market Fund	+ 1.13%

†	For the period May 1, 2019 (commencement of operations) through June 30, 2019.

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2019 compared to its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2019, the S&P 500 of large capitalization stocks increased by 18.54% on a total return basis, while the Russell® Midcap Core Index was up 21.35% and the Russell Midcap® Value Index was up 18.02%. The Russell 2000® Growth Index increased 20.36% and the Russell 2000® Value Index increased 13.47%.

The All America Fund’s return for the six months ended June 30, 2019, before expenses was 17.72% and 17.43% after expenses versus the benchmark return of 18.54% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small capitalization segments of the fund as compared to the large capitalization benchmark.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2019, was 18.65% before expenses and 18.58% after expenses, finishing above the benchmark return of 18.54%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2019, was 18.03% before expenses and 17.96% after expenses, finishing slightly below the 17.97% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2019, the Small Cap Value Fund returned 12.47% before expenses and 12.00% after expenses versus a 13.47% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Industrials and Technology while the worst performing sectors were Consumer Staples and Retail.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Finance and Retail, while sectors detracting from Fund performance included Consumer Cyclicals and Health Care.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 17.62% before expenses and 17.13% after expenses for the six months ended June 30, 2019. The Fund’s benchmark, the Russell 2000® Growth Index, returned 20.36% for the period.

The small cap market peaked August 31, 2018. As of June 30, the small cap growth market had not returned to its old highs unlike some other equity market indices. Nonetheless, the bounce back investors had in the small cap growth market during the first six months of the year was a strong offset to the negative returns investors saw during the second half of 2018.

For the first six months of 2019, the higher end of the small capitalization size range drove returns. The Technology sector was the top performing sector in the Russell 2000® Growth Index. We outperformed in this sector and it added to nicely to the overall performance of the fund. Performance in Utilities and Real Estate Investment Trusts (REITS) also added to the performance of the fund. The Consumer Discretionary and Industrial sectors were a drag on performance.

Given our concern for excessive valuations in the some of the growth industries of the equity marketplace, we struggled to keep up with the market rally in the first half of the calendar year.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

The International Fund launched in the beginning of May 2019 with an investment by Mutual of America and became available as an investment to shareholders on May 1, 2019. Performance for the two month period ended June 30, 2019 was 0.10% before expenses and 0.08% after expenses, finishing below the 0.85% return of the benchmark. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted the strongest first half return in more than ten years in 2019. The benchmark returned 6.11% for the period from December 31, 2018 to June 30, 2019. All the asset classes represented in the Index delivered positive results during the period. In general, lower quality bonds outperformed higher and those with longer maturities outperformed shorter. For the six-month period ending June 30, 2019, the Bond Fund returned 5.70% before expenses and 5.47% after expenses. The Fund’s relative underperformance was driven primarily by its underweight position in long-dated securities and zero exposure to non-U.S. sovereign debt.

The Federal Reserve (Fed) governors paused their program to tighten monetary policy that began in December 2015. To that end, they held the Fed Funds target range at 2.25% — 2.50% in the first half. This decision was a bit of a surprise as market expectations early in the year called for additional tightening. As the reporting period progressed, the market instead started to price in one or more easings. Plans to wind down Fed holdings of Treasuries and Mortgages were also scaled back. In March, the Fed announced that the slow down in purchases of Treasuries would end in September and that, beginning in October 2019, principal payments from agency debt and mortgage-backed securities (MBS) will be invested in Treasuries subject to a $20 billion cap. Amounts above $20 billion will be reinvested in agency MBS.

Interest rates fell for much of the first half as concerns about economic growth both domestically and abroad furthered expectations of monetary easing by the Fed. The interest rate curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 2.49% on December 31, 2018 and 1.76% on June 30, 2019, a 73 basis point drop. Similarly, ten-year yields fell 68 basis points or 0.68% to 2.00%.

Investment grade spreads started the year with a continuation of the widening pattern that characterized much of 2018. After moving to multi-year wides in January, spreads reversed course and moved tighter for much of the six-month period. Lower supply without a significant drop in demand and growing investor comfort with risk in light of the double digit gain in the S&P 500® Index contributed to the strong performance.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six month period ended June 30, 2019, the Money Market Fund returned 1.23% before expenses and 1.13% after expenses, compared to a 1.21% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors paused their program to tighten monetary policy that began in December 2015. To that end, they held the Fed Funds target range at 2.25% — 2.50% in the first half. This decision was a bit of a surprise as market expectations early in the year called for additional tightening. As the reporting period progressed, the market instead started to price in one or more easings. Plans to wind down Fed holdings of Treasuries and Mortgages were also scaled back. In March, the Fed announced that the slow down in purchases of Treasuries would end in September and that, beginning in October 2019, principal payments from agency debt and mortgage-backed securities (MBS) will be invested in Treasuries subject to a $20 billion cap. Amounts above $20 billion will be reinvested in agency MBS.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2019, the fund held 23% U.S. Treasury Bills, 16% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 25 days.

The seven-day effective yield as of August 13, 2019, was 2.00%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited)

All America Fund

Equity Index Fund

Mid Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

International Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited) (Continued)

Bond Fund

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2020 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the year ended June 30, 2019 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2019.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2019 and held for the entire period ending June 30, 2019 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,174.32	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,185.80	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,179.61	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,120.02	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,171.28	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,002.43	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.35

*

The Fund commenced operations on May 1, 2019. Expenses are equal to the Fund’s annualized expense ratio of 0.27% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,054.71	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1 to June 30, 2019
Actual	$1,000.00	$1,011.29	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.4%)
Activision Blizzard, Inc.	121	$5,711
Alphabet, Inc. Cl A*	47	50,892
Alphabet, Inc. Cl C*	48	51,884
AT&T, Inc.	1,156	38,738
CBS Corp. Cl B	55	2,744
CenturyLink, Inc.	152	1,787
Charter Communications, Inc. Cl A*	27	10,670
Comcast Corp. Cl A	716	30,272
Discovery, Inc. Cl A*	25	767
Discovery, Inc. Cl C*	57	1,622
DISH Network Corp. Cl A*	36	1,383
Electronic Arts, Inc.*	47	4,759
Facebook, Inc. Cl A*	380	73,340
Fox Corp. Cl A	56	2,052
Fox Corp. Cl B	26	950
Interpublic Group of Cos., Inc.	61	1,378
Netflix, Inc.*	69	25,345
News Corp. Cl A	61	823
News Corp. Cl B	20	279
Omnicom Group, Inc.	35	2,868
Take-Two Interactive Software, Inc.*	18	2,044
TripAdvisor, Inc.*	16	741
Twitter, Inc.*	116	4,048
Verizon Communications, Inc.	653	37,306
Viacom, Inc. Cl B	56	1,673
Walt Disney Co.	275	38,401

		392,477

CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	11	1,695
Amazon.com, Inc.*	65	123,086
Aptiv PLC	41	3,314
AutoZone, Inc.*	4	4,398
Best Buy Co., Inc.	37	2,580
Booking Hldgs., Inc.*	7	13,123
BorgWarner, Inc.	33	1,385
Capri Hldgs. Ltd.*	24	832
CarMax, Inc.*	27	2,344
Carnival Corp.	63	2,933
Chipotle Mexican Grill, Inc. Cl A*	4	2,931
Darden Restaurants, Inc.	19	2,313
Dollar General Corp.	41	5,542
Dollar Tree, Inc.*	37	3,973
DR Horton, Inc.	54	2,329
eBay, Inc.	130	5,135
Expedia Group, Inc.	18	2,394
Foot Locker, Inc.	18	754
Ford Motor Co.	622	6,363
Gap, Inc.	34	611
Garmin Ltd.	19	1,516
General Motors Co.	208	8,014
Genuine Parts Co.	23	2,382
H&R Block, Inc.	32	938
Hanesbrands, Inc.	57	981
Harley-Davidson, Inc.	25	896
Hasbro, Inc.	18	1,902

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	46	$4,496
Home Depot, Inc.	175	36,395
Kohl’s Corp.	26	1,236
L Brands, Inc.	36	940
Leggett & Platt, Inc.	21	806
Lennar Corp. Cl A	45	2,181
LKQ Corp.*	49	1,304
Lowe’s Cos., Inc.	125	12,614
Macy’s, Inc.	48	1,030
Marriott International, Inc. Cl A	44	6,173
McDonald’s Corp.	121	25,127
MGM Resorts International	80	2,286
Mohawk Industries, Inc.*	10	1,475
Newell Brands, Inc.	62	956
NIKE, Inc. Cl B	199	16,706
Nordstrom, Inc.	17	542
Norwegian Cruise Line Hldgs. Ltd.*	34	1,823
O’Reilly Automotive, Inc.*	12	4,432
PulteGroup, Inc.	40	1,265
PVH Corp.	12	1,136
Ralph Lauren Corp. Cl A	9	1,022
Ross Stores, Inc.	58	5,749
Royal Caribbean Cruises Ltd.	27	3,273
Starbucks Corp.	192	16,095
Tapestry, Inc.	46	1,460
Target Corp.	82	7,102
Tiffany & Co.	17	1,592
TJX Cos., Inc.	192	10,153
Tractor Supply Co.	19	2,067
Ulta Beauty, Inc.*	9	3,122
Under Armour, Inc. Cl A*	30	760
Under Armour, Inc. Cl C*	30	666
VF Corp.	51	4,455
Whirlpool Corp.	10	1,424
Wynn Resorts Ltd.	15	1,860
Yum! Brands, Inc.	48	5,312

		393,699

CONSUMER STAPLES (3.8%)
Altria Group, Inc.	296	14,016
Archer-Daniels-Midland Co.	88	3,590
Brown-Forman Corp. Cl B	26	1,441
Campbell Soup Co.	30	1,202
Church & Dwight Co., Inc.	39	2,849
Clorox Co.	20	3,062
Coca-Cola Co.	607	30,909
Colgate-Palmolive Co.	136	9,747
Conagra Brands, Inc.	77	2,042
Constellation Brands, Inc. Cl A	26	5,121
Costco Wholesale Corp.	69	18,234
Coty, Inc. Cl A	47	630
Estee Lauder Cos., Inc. Cl A	34	6,226
General Mills, Inc.	94	4,937
Hershey Co.	22	2,949
Hormel Foods Corp.	43	1,743
JM Smucker Co.	18	2,073

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	40	$2,143
Kimberly-Clark Corp.	54	7,197
Kraft Heinz Co.	98	3,042
Kroger Co.	127	2,757
Lamb Weston Hldgs., Inc.	23	1,457
McCormick & Co., Inc.	19	2,945
Molson Coors Brewing Co. Cl B	30	1,680
Mondelez International, Inc. Cl A	228	12,289
Monster Beverage Corp.*	62	3,958
PepsiCo, Inc.	221	28,980
Philip Morris International, Inc.	246	19,318
Procter & Gamble Co.	395	43,312
Sysco Corp.	75	5,304
Tyson Foods, Inc. Cl A	46	3,714
Walgreens Boots Alliance, Inc.	123	6,724
Walmart, Inc.	221	24,418

		280,009

ENERGY (2.7%)
Anadarko Petroleum Corp.	79	5,574
Apache Corp.	59	1,709
Baker Hughes, a GE Co. Cl A	81	1,995
Cabot Oil & Gas Corp.	67	1,538
Chevron Corp.	301	37,457
Cimarex Energy Co.	16	949
Concho Resources, Inc.	32	3,302
ConocoPhillips	178	10,858
Devon Energy Corp.	65	1,854
Diamondback Energy, Inc.	24	2,615
EOG Resources, Inc.	91	8,478
Exxon Mobil Corp.	668	51,189
Halliburton Co.	138	3,138
Helmerich & Payne, Inc.	17	861
Hess Corp.	40	2,543
HollyFrontier Corp.	25	1,157
Kinder Morgan, Inc.	307	6,410
Marathon Oil Corp.	130	1,847
Marathon Petroleum Corp.	105	5,867
National Oilwell Varco, Inc.	61	1,356
Noble Energy, Inc.	76	1,702
Occidental Petroleum Corp.	118	5,933
ONEOK, Inc.	65	4,473
Phillips 66	66	6,174
Pioneer Natural Resources Co.	26	4,000
Schlumberger Ltd.	219	8,703
TechnipFMC PLC	67	1,738
Valero Energy Corp.	66	5,650
Williams Cos., Inc.	192	5,384

		194,454

FINANCIALS (8.2%)
Affiliated Managers Group, Inc.	9	829
Aflac, Inc.	118	6,468
Allstate Corp.	52	5,288
American Express Co.	109	13,455
American International Group, Inc.	137	7,299
Ameriprise Financial, Inc.	21	3,048

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Aon PLC	38	$7,333
Arthur J. Gallagher & Co.	29	2,540
Assurant, Inc.	10	1,064
Bank of America Corp.	1,402	40,658
Bank of New York Mellon Corp.	139	6,137
BB&T Corp.	121	5,945
Berkshire Hathaway, Inc. Cl B*	306	65,230
BlackRock, Inc. Cl A	19	8,917
Capital One Financial Corp.	74	6,715
Cboe Global Markets, Inc.	18	1,865
Charles Schwab Corp.	188	7,556
Chubb Ltd.	72	10,605
Cincinnati Financial Corp.	24	2,488
Citigroup, Inc.	367	25,701
Citizens Financial Group, Inc.	73	2,581
CME Group, Inc. Cl A	56	10,870
Comerica, Inc.	25	1,816
Discover Financial Svcs.	52	4,035
E*TRADE Financial Corp.	39	1,739
Everest Re Group Ltd.	6	1,483
Fifth Third Bancorp	116	3,236
First Republic Bank	26	2,539
Franklin Resources, Inc.	47	1,636
Goldman Sachs Group, Inc.	54	11,048
Hartford Financial Svcs. Group, Inc.	57	3,176
Huntington Bancshares, Inc.	165	2,280
Intercontinental Exchange, Inc.	90	7,735
Invesco Ltd.	63	1,289
iShares Core S&P 500 ETF	300	88,425
Jefferies Financial Group, Inc.	41	788
JPMorgan Chase & Co.	515	57,577
KeyCorp	160	2,840
Lincoln National Corp.	32	2,062
Loews Corp.	43	2,351
M&T Bank Corp.	22	3,742
MarketAxess Hldgs., Inc.	5	1,607
Marsh & McLennan Cos., Inc.	80	7,980
MetLife, Inc.	151	7,500
Moody’s Corp.	26	5,078
Morgan Stanley	203	8,894
MSCI, Inc. Cl A	13	3,104
Nasdaq, Inc.	18	1,731
Northern Trust Corp.	34	3,060
People’s United Financial, Inc.	62	1,040
PNC Financial Svcs. Group, Inc.	71	9,747
Principal Financial Group, Inc.	41	2,375
Progressive Corp.	92	7,354
Prudential Financial, Inc.	64	6,464
Raymond James Financial, Inc.	20	1,691
Regions Financial Corp.	160	2,390
S&P Global, Inc.	39	8,884
State Street Corp.	60	3,364
SunTrust Banks, Inc.	70	4,400
SVB Financial Group*	9	2,021
Synchrony Financial	101	3,502
T Rowe Price Group, Inc.	37	4,059

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Torchmark Corp.	16	$1,431
Travelers Cos., Inc.	42	6,280
U.S. Bancorp	237	12,419
Unum Group	34	1,141
Wells Fargo & Co.	641	30,332
Willis Towers Watson PLC	20	3,831
Zions Bancorporation	29	1,333

		595,401

HEALTH CARE (7.5%)
Abbott Laboratories	278	23,380
AbbVie, Inc.	233	16,944
ABIOMED, Inc.*	7	1,823
Agilent Technologies, Inc.	50	3,734
Alexion Pharmaceuticals, Inc.*	35	4,584
Align Technology, Inc.*	11	3,011
Allergan PLC	49	8,204
AmerisourceBergen Corp. Cl A	25	2,132
Amgen, Inc.	97	17,875
Anthem, Inc.	40	11,288
Baxter International, Inc.	75	6,142
Becton Dickinson & Co.	42	10,584
Biogen, Inc.*	31	7,250
Boston Scientific Corp.*	220	9,456
Bristol-Myers Squibb Co.	258	11,700
Cardinal Health, Inc.	47	2,214
Celgene Corp.*	111	10,261
Centene Corp.*	65	3,409
Cerner Corp.	51	3,738
Cigna Corp.	60	9,453
Cooper Cos., Inc.	8	2,695
CVS Health Corp.	205	11,170
Danaher Corp.	99	14,149
DaVita, Inc.*	20	1,125
DENTSPLY SIRONA, Inc.	37	2,159
Edwards Lifesciences Corp.*	33	6,096
Eli Lilly & Co.	136	15,067
Gilead Sciences, Inc.	201	13,580
HCA Healthcare, Inc.	42	5,677
Henry Schein, Inc.*	24	1,678
Hologic, Inc.*	42	2,017
Humana, Inc.	21	5,571
IDEXX Laboratories, Inc.*	14	3,855
Illumina, Inc.*	23	8,467
Incyte Corp.*	28	2,379
Intuitive Surgical, Inc.*	18	9,442
IQVIA Hldgs., Inc.*	25	4,023
Johnson & Johnson	420	58,498
Laboratory Corp. of America Hldgs.*	16	2,766
McKesson Corp.	30	4,032
Medtronic PLC	211	20,549
Merck & Co., Inc.	407	34,127
Mettler-Toledo International, Inc.*	4	3,360
Mylan NV*	82	1,561
Nektar Therapeutics Cl A*	27	961
PerkinElmer, Inc.	17	1,638

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Perrigo Co. PLC	20	$952
Pfizer, Inc.	875	37,905
Quest Diagnostics, Inc.	21	2,138
Regeneron Pharmaceuticals, Inc.*	12	3,756
ResMed, Inc.	23	2,807
Stryker Corp.	49	10,073
Teleflex, Inc.	7	2,318
Thermo Fisher Scientific, Inc.	63	18,502
UnitedHealth Group, Inc.	150	36,602
Universal Health Svcs., Inc. Cl B	13	1,695
Varian Medical Systems, Inc.*	14	1,906
Vertex Pharmaceuticals, Inc.*	40	7,335
Waters Corp.*	11	2,368
WellCare Health Plans, Inc.*	8	2,280
Zimmer Biomet Hldgs., Inc.	32	3,768
Zoetis, Inc. Cl A	75	8,512

		546,741

INDUSTRIALS (5.0%)
3M Co.	91	15,774
Alaska Air Group, Inc.	19	1,214
Allegion PLC	15	1,658
American Airlines Group, Inc.	63	2,054
AMETEK, Inc.	36	3,270
AO Smith Corp.	22	1,038
Arconic, Inc.	64	1,652
Boeing Co.	83	30,213
Caterpillar, Inc.	91	12,402
CH Robinson Worldwide, Inc.	22	1,856
Cintas Corp.	13	3,085
Copart, Inc.*	32	2,392
CSX Corp.	122	9,439
Cummins, Inc.	23	3,941
Deere & Co.	50	8,285
Delta Air Lines, Inc.	95	5,391
Dover Corp.	23	2,305
Eaton Corp. PLC	67	5,580
Emerson Electric Co.	97	6,472
Equifax, Inc.	19	2,570
Expeditors International of Washington, Inc.	27	2,048
Fastenal Co.	90	2,933
FedEx Corp.	38	6,239
Flowserve Corp.	21	1,106
Fortive Corp.	46	3,750
Fortune Brands Home & Security, Inc.	22	1,257
General Dynamics Corp.	43	7,818
General Electric Co.	1,383	14,522
Harris Corp.	34	6,430
Honeywell International, Inc.	115	20,078
Huntington Ingalls Industries, Inc.	7	1,573
IHS Markit Ltd.*	57	3,632
Illinois Tool Works, Inc.	48	7,239
Ingersoll-Rand PLC	38	4,813
Jacobs Engineering Group, Inc.	19	1,603
JB Hunt Transport Svcs., Inc.	14	1,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Johnson Controls International PLC	126	$5,205
Kansas City Southern	16	1,949
Lockheed Martin Corp.	39	14,178
Masco Corp.	46	1,805
Nielsen Hldgs. PLC	56	1,266
Norfolk Southern Corp.	42	8,372
Northrop Grumman Corp.	27	8,724
PACCAR, Inc.	54	3,870
Parker-Hannifin Corp.	20	3,400
Pentair PLC	25	930
Quanta Svcs., Inc.	22	840
Raytheon Co.	45	7,825
Republic Svcs., Inc. Cl A	34	2,946
Robert Half International, Inc.	19	1,083
Rockwell Automation, Inc.	19	3,113
Rollins, Inc.	23	825
Roper Technologies, Inc.	16	5,860
Snap-on, Inc.	9	1,491
Southwest Airlines Co.	78	3,961
Stanley Black & Decker, Inc.	24	3,471
Textron, Inc.	37	1,962
TransDigm Group, Inc.*	8	3,870
Union Pacific Corp.	112	18,940
United Continental Hldgs., Inc.*	35	3,064
United Parcel Svcs., Inc. Cl B	110	11,360
United Rentals, Inc.*	13	1,724
United Technologies Corp.	128	16,666
Verisk Analytics, Inc. Cl A	26	3,808
Wabtec Corp.	25	1,794
Waste Management, Inc.	61	7,038
WW Grainger, Inc.	7	1,878
Xylem, Inc.	28	2,342

		362,472

INFORMATION TECHNOLOGY (11.4%)
Accenture PLC Cl A	100	18,477
Adobe, Inc.*	77	22,688
Advanced Micro Devices, Inc.*	141	4,282
Akamai Technologies, Inc.*	26	2,084
Alliance Data Systems Corp.	7	981
Amphenol Corp. Cl A	47	4,509
Analog Devices, Inc.	58	6,546
ANSYS, Inc.*	13	2,663
Apple, Inc.	692	136,961
Applied Materials, Inc.	148	6,647
Arista Networks, Inc.*	9	2,337
Autodesk, Inc.*	34	5,539
Automatic Data Processing, Inc.	69	11,408
Broadcom, Inc.	62	17,847
Broadridge Financial Solutions, Inc.	18	2,298
Cadence Design Systems, Inc.*	44	3,116
Cisco Systems, Inc.	678	37,107
Citrix Systems, Inc.	20	1,963
Cognizant Technology Solutions Corp. Cl A	91	5,768
Corning, Inc.	124	4,121

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
DXC Technology Co.	42	$2,316
F5 Networks, Inc.*	9	1,311
Fidelity National Information Svcs., Inc.	51	6,257
Fiserv, Inc.*	62	5,652
FleetCor Technologies, Inc.*	14	3,932
FLIR Systems, Inc.	21	1,136
Fortinet, Inc.*	23	1,767
Gartner, Inc.*	14	2,253
Global Payments, Inc.	25	4,003
Hewlett Packard Enterprise Co.	212	3,169
HP, Inc.	239	4,969
Intel Corp.	708	33,892
International Business Machines Corp.	140	19,306
Intuit, Inc.	41	10,715
IPG Photonics Corp.*	6	926
Jack Henry & Associates, Inc.	12	1,607
Juniper Networks, Inc.	55	1,465
Keysight Technologies, Inc.*	30	2,694
KLA-Tencor Corp.	26	3,073
Lam Research Corp.	24	4,508
Mastercard, Inc. Cl A	142	37,563
Maxim Integrated Products, Inc.	43	2,572
Microchip Technology, Inc.	37	3,208
Micron Technology, Inc.*	175	6,753
Microsoft Corp.	1,212	162,360
Motorola Solutions, Inc.	26	4,335
NetApp, Inc.	39	2,406
NVIDIA Corp.	96	15,766
Oracle Corp.	385	21,933
Paychex, Inc.	50	4,114
PayPal Hldgs., Inc.*	186	21,290
Qorvo, Inc.*	19	1,266
QUALCOMM, Inc.	192	14,605
Red Hat, Inc.*	28	5,257
Salesforce.com, Inc.*	123	18,663
Seagate Technology PLC	40	1,885
Skyworks Solutions, Inc.	27	2,086
Symantec Corp.	98	2,132
Synopsys, Inc.*	24	3,089
TE Connectivity Ltd.	53	5,076
Texas Instruments, Inc.	148	16,984
Total System Svcs., Inc.	26	3,335
VeriSign, Inc.*	17	3,556
Visa, Inc. Cl A	275	47,726
Western Digital Corp.	46	2,187
Western Union Co.	69	1,372
Xerox Corp.	31	1,098
Xilinx, Inc.	40	4,717

		829,627

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	35	7,923
Albemarle Corp.	17	1,197
Amcor PLC*	256	2,942
Avery Dennison Corp.	13	1,504

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ball Corp.	53	$3,709
Celanese Corp. Cl A	20	2,156
CF Industries Hldgs., Inc.	35	1,635
Corteva, Inc.*	118	3,489
Dow, Inc.	119	5,868
DuPont de Nemours, Inc.	119	8,933
Eastman Chemical Co.	22	1,712
Ecolab, Inc.	40	7,898
FMC Corp.	21	1,742
Freeport-McMoRan, Inc.	229	2,659
International Flavors & Fragrances, Inc.	16	2,321
International Paper Co.	63	2,729
Linde PLC	86	17,269
LyondellBasell Industries NV Cl A	48	4,134
Martin Marietta Materials, Inc.	10	2,301
Mosaic Co.	56	1,402
Newmont Goldcorp Corp.	129	4,963
Nucor Corp.	48	2,645
Packaging Corp. of America	15	1,430
PPG Industries, Inc.	37	4,318
Sealed Air Corp.	25	1,069
Sherwin-Williams Co.	13	5,958
Vulcan Materials Co.	21	2,883
WestRock Co.	40	1,459

		108,248

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	18	2,540
American Tower Corp.	69	14,107
Apartment Investment & Management Co. Cl A	24	1,203
AvalonBay Communities, Inc.	22	4,470
Boston Properties, Inc.	24	3,096
CBRE Group, Inc. Cl A*	49	2,514
Crown Castle International Corp.	66	8,603
Digital Realty Trust, Inc.	33	3,887
Duke Realty Corp.	57	1,802
Equinix, Inc.	13	6,556
Equity Residential	58	4,403
Essex Property Trust, Inc.	11	3,211
Extra Space Storage, Inc.	20	2,122
Federal Realty Investment Trust	12	1,545
HCP, Inc.	76	2,430
Host Hotels & Resorts, Inc.	117	2,132
Iron Mountain, Inc.	45	1,409
Kimco Realty Corp.	67	1,238
Macerich Co.	17	569
Mid-America Apartment Communities, Inc.	18	2,120
Prologis, Inc.	99	7,930
Public Storage	24	5,716
Realty Income Corp.	49	3,380
Regency Centers Corp.	26	1,735
SBA Communications Corp. Cl A*	18	4,047

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Simon Property Group, Inc.	49	$7,828
SL Green Realty Corp.	13	1,045
UDR, Inc.	44	1,975
Ventas, Inc.	58	3,964
Vornado Realty Trust	27	1,731
Welltower, Inc.	63	5,136
Weyerhaeuser Co.	118	3,108

		117,552

UTILITIES (1.7%)
AES Corp.	105	1,760
Alliant Energy Corp.	37	1,816
Ameren Corp.	39	2,929
American Electric Power Co., Inc.	78	6,865
American Water Works Co., Inc.	28	3,248
Atmos Energy Corp.	18	1,900
CenterPoint Energy, Inc.	79	2,262
CMS Energy Corp.	45	2,606
Consolidated Edison, Inc.	51	4,472
Dominion Energy, Inc.	126	9,742
DTE Energy Co.	29	3,708
Duke Energy Corp.	115	10,148
Edison International	51	3,438
Entergy Corp.	30	3,088
Evergy, Inc.	39	2,346
Eversource Energy	50	3,788
Exelon Corp.	153	7,335
FirstEnergy Corp.	79	3,382
NextEra Energy, Inc.	75	15,364
NiSource, Inc.	59	1,699
NRG Energy, Inc.	43	1,510
Pinnacle West Capital Corp.	18	1,694
PPL Corp.	114	3,535
Public Svc. Enterprise Group, Inc.	80	4,706
Sempra Energy	43	5,910
Southern Co.	164	9,066
WEC Energy Group, Inc.	50	4,168
Xcel Energy, Inc.	81	4,819

		127,304

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,564,784 ) 54.2%		3,947,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	2.37	08/08/19	$50,000	$49,876

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.6%) (Cost: $49,876) 0.6%					49,876

TOTAL INDEXED ASSETS (Cost: $3,614,660) 54.8%					$3,997,860

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
CBS Corp. Cl B	97	$4,841
Cogent Communications Hldgs., Inc.	59	3,502
Discovery, Inc. Cl A*	106	3,254
Discovery, Inc. Cl C*	605	17,212
Lions Gate Entertainment Corp. Cl A	52	637
Lions Gate Entertainment Corp. Cl B	325	3,773
MSG Networks, Inc. Cl A*	360	7,466
Nexstar Media Group, Inc. Cl A	64	6,464
ORBCOMM, Inc.*	1,379	9,998
Shenandoah Telecommunications Co.	182	7,011
Take-Two Interactive Software, Inc.*	48	5,449
TEGNA, Inc.	516	7,817
World Wrestling Entertainment, Inc. Cl A	48	3,466
Zayo Group Hldgs., Inc.*	100	3,291
Zynga, Inc. Cl A*	1,510	9,256

		93,437

CONSUMER DISCRETIONARY (3.6%)
American Axle & Manufacturing Hldgs., Inc.*	447	5,704
AutoZone, Inc.*	20	21,989
Bloomin’ Brands, Inc.	910	17,208
BorgWarner, Inc.	185	7,767
Bright Horizons Family Solutions, Inc.*	44	6,638
Capri Hldgs. Ltd.*	40	1,388
Dave & Buster’s Entertainment, Inc.	357	14,448
Etsy, Inc.*	119	7,303
Expedia Group, Inc.	27	3,591
Five Below, Inc.*	146	17,523
Fox Factory Hldg. Corp.*	40	3,300
Grand Canyon Education, Inc.*	61	7,138
Haverty Furniture Cos., Inc.	470	8,004
Lithia Motors, Inc. Cl A	253	30,051
Malibu Boats, Inc. Cl A*	51	1,981
Marriott International, Inc. Cl A	65	9,119
Marriott Vacations Worldwide Corp.	188	18,123
NVR, Inc.*	2	6,740
Playa Hotels & Resorts NV*	669	5,158
Qurate Retail, Inc.*	107	1,326
Ralph Lauren Corp. Cl A	110	12,495
Red Rock Resorts, Inc. Cl A	449	9,645
Skyline Champion Corp.*	129	3,532
Steven Madden Ltd.	325	11,034
Taylor Morrison Home Corp. Cl A*	74	1,551
Thor Industries, Inc.	123	7,189
Tractor Supply Co.	142	15,450
Unifi, Inc.*	90	1,635
Weight Watchers International, Inc.*	82	1,566
ZAGG, Inc.*	479	3,334

		261,930

CONSUMER STAPLES (1.2%)
Calavo Growers, Inc.	36	3,483
Church & Dwight Co., Inc.	213	15,562
Constellation Brands, Inc. Cl A	155	30,526
Crimson Wine Group Ltd.*	1,048	8,384

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Freshpet, Inc.*	69	$3,140
Ingredion, Inc.	34	2,805
JM Smucker Co.	67	7,718
Tyson Foods, Inc. Cl A	40	3,230
Vector Group Ltd.	1,212	11,817
WD-40 Co.	27	4,294

		90,959

ENERGY (1.7%)
Abraxas Petroleum Corp.*	1,128	1,162
Baker Hughes, a GE Co. Cl A	112	2,759
Callon Petroleum Co.*	720	4,745
Carrizo Oil & Gas, Inc.*	432	4,329
Cheniere Energy, Inc.*	92	6,297
Continental Resources, Inc.*	204	8,586
CrossAmerica Partners LP*	230	3,692
Devon Energy Corp.	319	9,098
Hess Corp.	58	3,687
Kosmos Energy Ltd.	2,249	14,101
Matrix Svcs. Co.*	152	3,080
MPLX LP	103	3,316
Noble Energy, Inc.	162	3,629
PBF Energy, Inc. Cl A	685	21,440
PDC Energy, Inc.*	140	5,048
ProPetro Hldg. Corp.*	333	6,893
Range Resources Corp.	329	2,296
Whiting Petroleum Corp.*	168	3,138
Williams Cos., Inc.	609	17,076

		124,372

FINANCIALS (7.6%)
Allegiance Bancshares, Inc.*	163	5,434
American Equity Investment Life Hldg. Co.	316	8,583
American Financial Group, Inc.	82	8,403
Ameriprise Financial, Inc.	113	16,403
AMERISAFE, Inc.	73	4,655
Argo Group International Hldgs. Ltd.	80	5,924
Associated Banc-Corp.	306	6,469
BancFirst Corp.	215	11,967
Bank of Marin Bancorp	184	7,548
BankUnited, Inc.	144	4,859
Banner Corp.	182	9,855
Blackstone Mortgage Trust, Inc. Cl A	218	7,756
Brookline Bancorp, Inc.	713	10,966
Brown & Brown, Inc.	233	7,806
Bryn Mawr Bank Corp.	204	7,613
Cadence Bancorporation Cl A	262	5,450
Cboe Global Markets, Inc.	69	7,151
CenterState Bank Corp.	71	1,635
Citizens Financial Group, Inc.	91	3,218
Columbia Banking System, Inc.	104	3,763
Dime Community Bancshares, Inc.	328	6,229
Discover Financial Svcs.	149	11,561
East West Bancorp, Inc.	144	6,735
Ellington Financial, Inc.*	634	11,393
Enterprise Financial Svcs. Corp.	229	9,526

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Essent Group Ltd.*	120	$5,639
Everest Re Group Ltd.	44	10,876
Fifth Third Bancorp	498	13,895
First Interstate BancSystem, Inc. Cl A	255	10,101
First Merchants Corp.	185	7,012
First Republic Bank	78	7,617
Flushing Financial Corp.	242	5,372
Great Southern Bancorp, Inc.	84	5,027
Hartford Financial Svcs. Group, Inc.	301	16,772
Heritage Commerce Corp.	244	2,989
Heritage Financial Corp.	247	7,296
IBERIABANK Corp.	109	8,268
Investors Bancorp, Inc.	328	3,657
iShares Micro-Cap ETF	52	4,846
iShares Russell 2000 Growth ETF	53	10,646
iShares Russell 2000 Value ETF	60	7,230
iShares Russell Mid-Cap ETF	44	2,458
iShares Russell Mid-Cap Value ETF	200	17,826
KeyCorp	1,044	18,531
Lincoln National Corp.	112	7,219
Marlin Business Svcs. Corp.	351	8,750
Moelis & Co. Cl A	185	6,466
Northfield Bancorp, Inc.	528	8,242
Peoples Bancorp, Inc./OH	104	3,355
Primerica, Inc.	52	6,237
Principal Financial Group, Inc.	99	5,734
Progressive Corp.	311	24,858
Raymond James Financial, Inc.	99	8,370
Reinsurance Group of America, Inc. Cl A	102	15,915
Selective Insurance Group, Inc.	206	15,427
Starwood Property Trust, Inc.	825	18,744
Sterling Bancorp	166	3,532
Stifel Financial Corp.	106	6,260
Stock Yards Bancorp, Inc.	422	15,255
SVB Financial Group*	30	6,738
Synchrony Financial	92	3,189
TriCo Bancshares	138	5,216
TriState Capital Hldgs., Inc.*	243	5,186
UMB Financial Corp.	75	4,936
United Financial Bancorp, Inc.	134	1,900
Voya Financial, Inc.	167	9,235
Wintrust Financial Corp.	37	2,707
Zions Bancorporation	131	6,024

		556,455

HEALTH CARE (5.0%)
ABIOMED, Inc.*	11	2,866
Acadia Healthcare Co., Inc.*	136	4,753
ACADIA Pharmaceuticals, Inc.*	136	3,635
Acceleron Pharma, Inc.*	75	3,081
Agilent Technologies, Inc.	184	13,739
Alder Biopharmaceuticals, Inc.*	136	1,601
Align Technology, Inc.*	21	5,747
Alnylam Pharmaceuticals, Inc.*	27	1,959
Amicus Therapeutics, Inc.*	256	3,195

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Array BioPharma, Inc.*	220	$10,193
Avanos Medical, Inc.*	47	2,050
AxoGen, Inc.*	108	2,138
BioMarin Pharmaceutical, Inc.*	27	2,313
Blueprint Medicines Corp.*	54	5,094
Boston Scientific Corp.*	147	6,318
Cambrex Corp.*	77	3,604
CareDx, Inc.*	80	2,879
Centene Corp.*	200	10,488
Chemed Corp.	19	6,856
CRISPR Therapeutics AG*	50	2,355
Edwards Lifesciences Corp.*	57	10,531
Emergent BioSolutions, Inc.*	229	11,063
Encompass Health Corp.	58	3,675
Exact Sciences Corp.*	102	12,040
FibroGen, Inc.*	45	2,033
Global Blood Therapeutics, Inc.*	43	2,262
Globus Medical, Inc. Cl A*	93	3,934
HealthEquity, Inc.*	89	5,821
Hill-Rom Hldgs., Inc.	100	10,462
Horizon Therapeutics PLC*	258	6,207
Humana, Inc.	22	5,837
ICU Medical, Inc.*	15	3,779
Inogen, Inc.*	25	1,669
Insmed, Inc.*	100	2,560
Insulet Corp.*	37	4,417
Intersect ENT, Inc.*	100	2,276
iRhythm Technologies, Inc.*	52	4,112
Karyopharm Therapeutics, Inc.*	275	1,647
LHC Group, Inc.*	51	6,099
Madrigal Pharmaceuticals, Inc.*	18	1,887
Magellan Health, Inc.*	43	3,192
Masimo Corp.*	24	3,572
Medicines Co.*	110	4,012
Mettler-Toledo International, Inc.*	10	8,400
Neogen Corp.*	64	3,975
NeoGenomics, Inc.*	179	3,927
Neurocrine Biosciences, Inc.*	53	4,475
Omnicell, Inc.*	86	7,399
Pacific Biosciences of California, Inc.*	286	1,730
Penumbra, Inc.*	15	2,400
Portola Pharmaceuticals, Inc.*	99	2,686
Quidel Corp.*	68	4,034
Repligen Corp.*	80	6,876
Sage Therapeutics, Inc.*	19	3,479
SeaSpine Hldgs. Corp.*	137	1,815
Sientra, Inc.*	789	4,860
STAAR Surgical Co.*	127	3,731
Supernus Pharmaceuticals, Inc.*	504	16,677
Tabula Rasa HealthCare, Inc.*	74	3,695
Tactile Systems Technology, Inc.*	83	4,724
Tandem Diabetes Care, Inc.*	29	1,871
Teladoc Health, Inc.*	50	3,320
Ultragenyx Pharmaceutical, Inc.*	47	2,984
US Physical Therapy, Inc.	41	5,025
Veeva Systems, Inc. Cl A*	63	10,213

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Vericel Corp.*	483	$9,124
Waters Corp.*	15	3,228
Wright Medical Group NV*	362	10,795
Xencor, Inc.*	114	4,666
Zimmer Biomet Hldgs., Inc.	87	10,243
Zoetis, Inc. Cl A	67	7,604
Zogenix, Inc.*	61	2,915

		364,822

INDUSTRIALS (6.1%)
AAR Corp.	137	5,040
Alaska Air Group, Inc.	202	12,910
Altra Industrial Motion Corp.	257	9,221
ASGN, Inc.*	52	3,151
BG Staffing, Inc.	193	3,644
Brink’s Co.	281	22,812
Builders FirstSource, Inc.*	163	2,748
Carlisle Cos., Inc.	92	12,918
CH Robinson Worldwide, Inc.	51	4,302
Copart, Inc.*	68	5,082
Daseke, Inc.*	749	2,696
Dover Corp.	81	8,116
Echo Global Logistics, Inc.*	237	4,946
EMCOR Group, Inc.	136	11,982
Encore Wire Corp.	202	11,833
EnerSys	45	3,082
Exponent, Inc.	112	6,556
Fortive Corp.	48	3,913
Generac Hldgs., Inc.*	98	6,802
Gorman-Rupp Co.	213	6,993
Harris Corp.	70	13,240
HD Supply Hldgs., Inc.*	109	4,391
Heidrick & Struggles International, Inc.	137	4,106
Hubbell, Inc. Cl B	40	5,216
IAA, Inc.*	300	11,634
ICF International, Inc.	28	2,038
John Bean Technologies Corp.	43	5,209
Kirby Corp.*	99	7,821
Knight-Swift Transportation Hldgs., Inc. Cl A	144	4,729
Knoll, Inc.	190	4,366
Kratos Defense & Security Solutions, Inc.*	444	10,163
L-3 Technologies, Inc.	106	25,988
Lennox International, Inc.	46	12,650
Lincoln Electric Hldgs., Inc.	72	5,927
Miller Industries, Inc.	474	14,576
Mueller Industries, Inc.	1,045	30,587
Old Dominion Freight Line, Inc.	143	21,344
Oshkosh Corp.	66	5,510
Quad/Graphics, Inc.	456	3,607
Robert Half International, Inc.	62	3,535
Rockwell Automation, Inc.	63	10,321
Roper Technologies, Inc.	17	6,227
Simpson Manufacturing Co., Inc.	109	7,244
Spirit Airlines, Inc.*	256	12,219

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Stanley Black & Decker, Inc.	66	$9,544
Teledyne Technologies, Inc.*	50	13,694
Trex Co., Inc.*	139	9,966
United Rentals, Inc.*	58	7,693
Universal Forest Products, Inc.	181	6,889
US Ecology, Inc.	39	2,322
VSE Corp.	265	7,603
Willdan Group, Inc.*	131	4,880

		443,986

INFORMATION TECHNOLOGY (6.5%)
Akoustis Technologies, Inc.*	338	2,163
Altair Engineering, Inc. Cl A*	127	5,130
Amphenol Corp. Cl A	105	10,074
Analog Devices, Inc.	101	11,400
Anixter International, Inc.*	75	4,478
Cardtronics PLC Cl A*	163	4,453
Ciena Corp.*	46	1,892
Cohu, Inc.	291	4,490
Comtech Telecommunications Corp.	65	1,827
Conduent, Inc.*	233	2,234
Cornerstone OnDemand, Inc.*	68	3,939
Cray, Inc.*	310	10,794
Cypress Semiconductor Corp.	527	11,720
DXC Technology Co.	161	8,879
EPAM Systems, Inc.*	82	14,194
Euronet Worldwide, Inc.*	68	11,440
Everspin Technologies, Inc.*	458	2,986
F5 Networks, Inc.*	10	1,456
Fidelity National Information Svcs., Inc.	46	5,643
Five9, Inc.*	310	15,900
Global Payments, Inc.	85	13,611
Globant S.A.*	75	7,579
Guidewire Software, Inc.*	62	6,286
II-VI, Inc.*	211	7,714
Itron, Inc.*	52	3,254
KEMET Corp.	191	3,593
KLA-Tencor Corp.	37	4,374
LivePerson, Inc.*	159	4,458
LogMeIn, Inc.	173	12,747
Lumentum Hldgs., Inc.*	117	6,249
ManTech International Corp. Cl A	64	4,214
MaxLinear, Inc. Cl A*	139	3,258
Microchip Technology, Inc.	54	4,682
MKS Instruments, Inc.	149	11,606
Monolithic Power Systems, Inc.	35	4,752
Motorola Solutions, Inc.	31	5,169
New Relic, Inc.*	79	6,834
Palo Alto Networks, Inc.*	22	4,483
Perficient, Inc.*	300	10,296
Perspecta, Inc.	247	5,782
Plexus Corp.*	66	3,852
Pluralsight, Inc. Cl A*	52	1,577
Proofpoint, Inc.*	135	16,234
PTC, Inc.*	157	14,092

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Pure Storage, Inc. Cl A*	473	$7,223
Q2 Hldgs., Inc.*	92	7,025
Qorvo, Inc.*	41	2,731
Rapid7, Inc.*	275	15,906
RealPage, Inc.*	94	5,532
Richardson Electronics Ltd.*	1,002	5,611
SailPoint Technologies Hldg., Inc.*	118	2,365
Science Applications International Corp.	56	4,847
Sequans Communications S.A. ADR*	1,597	1,443
ServiceNow, Inc.*	48	13,179
Splunk, Inc.*	87	10,940
Square, Inc. Cl A*	65	4,714
SYNNEX Corp.	136	13,382
Synopsys, Inc.*	50	6,434
Total System Svcs., Inc.	25	3,207
ViaSat, Inc.*	149	12,042
Western Digital Corp.	43	2,045
Worldpay, Inc. Cl A*	150	18,382
Xilinx, Inc.	62	7,312
Xperi Corp.	338	6,961
Xura, Inc.*	342	8,550	††
Zendesk, Inc.*	113	10,061

		471,680

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	97	7,757
Berry Global Group, Inc.*	145	7,626
Boise Cascade Co.	155	4,357
Cleveland-Cliffs, Inc.	625	6,669
Crown Hldgs., Inc.*	336	20,530
Eastman Chemical Co.	17	1,323
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	37	3,069
Freeport-McMoRan, Inc.	302	3,506
Ingevity Corp.*	72	7,572
International Paper Co.	110	4,765
Kaiser Aluminum Corp.	30	2,928
Mosaic Co.	52	1,301
Newmont Goldcorp Corp.	145	5,578
Nucor Corp.	58	3,196
Olin Corp.	808	17,703
Packaging Corp. of America	198	18,873
PolyOne Corp.	229	7,188
Steel Dynamics, Inc.	390	11,778
U.S. Concrete, Inc.*	153	7,604
Vulcan Materials Co.	76	10,436

		153,759

REAL ESTATE (4.2%)
Alexander’s, Inc.	15	5,554
American Campus Communities, Inc.	90	4,154
Americold Realty Trust	270	8,753
Apartment Investment & Management Co. Cl A	121	6,064

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
AvalonBay Communities, Inc.	24	$4,876
Brandywine Realty Trust	1,423	20,377
Camden Property Trust	70	7,307
Chatham Lodging Trust	216	4,076
Chesapeake Lodging Trust	270	7,673
Cousins Properties, Inc.	218	7,885
Duke Realty Corp.	707	22,348
Easterly Government Properties, Inc.	841	15,231
Equity LifeStyle Properties, Inc.	34	4,126
Essex Property Trust, Inc.	18	5,255
GEO Group, Inc.	614	12,900
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	73	2,057
Highwoods Properties, Inc.	188	7,764
Host Hotels & Resorts, Inc.	613	11,169
Industrial Logistics Properties Trust	285	5,934
JBG SMITH Properties	151	5,940
Kilroy Realty Corp.	206	15,205
Macerich Co.	52	1,742
Medical Properties Trust, Inc.	512	8,929
Pebblebrook Hotel Trust	172	4,847
Pennsylvania REIT	299	1,944
Prologis, Inc.	44	3,524
QTS Realty Trust, Inc. Cl A	100	4,618
Redfin Corp.*	110	1,978
Regency Centers Corp.	33	2,203
RLJ Lodging Trust	217	3,850
Sabra Health Care REIT, Inc.	334	6,576
SBA Communications Corp. Cl A*	62	13,940
Spirit Realty Capital, Inc.	168	7,167
Summit Hotel Properties, Inc.	146	1,675
Sun Communities, Inc.	73	9,358
Terreno Realty Corp.	589	28,885
Urstadt Biddle Properties, Inc. Cl A	116	2,436
Vornado Realty Trust	56	3,589
Welltower, Inc.	90	7,338
Weyerhaeuser Co.	97	2,555

		301,802

UTILITIES (2.9%)
AES Corp.	274	4,592
Ameren Corp.	115	8,638
Avista Corp.	176	7,850
Black Hills Corp.	97	7,582
Chesapeake Utilities Corp.	59	5,606
Consolidated Edison, Inc.	88	7,716
Edison International	166	11,190
Entergy Corp.	70	7,205
Evergy, Inc.	278	16,722
Eversource Energy	66	5,000
FirstEnergy Corp.	303	12,971
IDACORP, Inc.	86	8,637
NiSource, Inc.	521	15,005
Northwest Natural Hldg. Co.	82	5,699
NorthWestern Corp.	106	7,648
PNM Resources, Inc.	178	9,062

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Portland General Electric Co.	166	$8,992
PPL Corp.	181	5,613
Public Svc. Enterprise Group, Inc.	164	9,646
Sempra Energy	129	17,730
Spire, Inc.	64	5,371
Suburban Propane Partners LP	243	5,902
UGI Corp.	264	14,100

		208,477

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $2,676,162) 42.2%		3,071,679

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.4%)
Citibank, New York Time Deposit	1.66	07/01/19	$249,535	$249,535

TOTAL TEMPORARY CASH INVESTMENT (Cost: $249,535) 3.4%				249,535

TOTAL INVESTMENTS (Cost: $6,540,357) 100.4%				7,319,074

OTHER NET ASSETS -0.4%				(28,632)

NET ASSETS 100.0%				$7,290,442

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.8%)
Activision Blizzard, Inc.	1,561	$73,679
Alphabet, Inc. Cl A*	612	662,673
Alphabet, Inc. Cl C*	626	676,650
AT&T, Inc.	14,911	499,668
CBS Corp. Cl B	713	35,579
CenturyLink, Inc.	1,968	23,144
Charter Communications, Inc. Cl A*	351	138,708
Comcast Corp. Cl A	9,235	390,456
Discovery, Inc. Cl A*	320	9,824
Discovery, Inc. Cl C*	730	20,768
DISH Network Corp. Cl A*	471	18,091
Electronic Arts, Inc.*	604	61,161
Facebook, Inc. Cl A*	4,908	947,244
Fox Corp. Cl A	722	26,454
Fox Corp. Cl B	331	12,092
Interpublic Group of Cos., Inc.	790	17,846
Netflix, Inc.*	892	327,649
News Corp. Cl A	789	10,644
News Corp. Cl B	254	3,546
Omnicom Group, Inc.	448	36,714
Take-Two Interactive Software, Inc.*	230	26,112
TripAdvisor, Inc.*	210	9,721
Twitter, Inc.*	1,499	52,315
Verizon Communications, Inc.	8,424	481,263
Viacom, Inc. Cl B	713	21,297
Walt Disney Co.	3,550	495,722

		5,079,020

CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	146	22,504
Amazon.com, Inc.*	845	1,600,117
Aptiv PLC	527	42,597
AutoZone, Inc.*	51	56,073
Best Buy Co., Inc.	474	33,052
Booking Hldgs., Inc.*	89	166,849
BorgWarner, Inc.	424	17,800
Capri Hldgs. Ltd.*	309	10,716
CarMax, Inc.*	338	29,349
Carnival Corp.	816	37,985
Chipotle Mexican Grill, Inc. Cl A*	50	36,644
Darden Restaurants, Inc.	251	30,554
Dollar General Corp.	528	71,365
Dollar Tree, Inc.*	485	52,084
DR Horton, Inc.	694	29,932
eBay, Inc.	1,673	66,084
Expedia Group, Inc.	241	32,060
Foot Locker, Inc.	229	9,600
Ford Motor Co.	8,026	82,106
Gap, Inc.	432	7,763
Garmin Ltd.	247	19,711
General Motors Co.	2,695	103,838
Genuine Parts Co.	298	30,867
H&R Block, Inc.	416	12,189
Hanesbrands, Inc.	736	12,674
Harley-Davidson, Inc.	325	11,645
Hasbro, Inc.	237	25,046

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	595	$58,155
Home Depot, Inc.	2,253	468,556
Kohl’s Corp.	333	15,834
L Brands, Inc.	462	12,058
Leggett & Platt, Inc.	267	10,245
Lennar Corp. Cl A	582	28,204
LKQ Corp.*	642	17,084
Lowe’s Cos., Inc.	1,611	162,566
Macy’s, Inc.	628	13,477
Marriott International, Inc. Cl A	562	78,843
McDonald’s Corp.	1,556	323,119
MGM Resorts International	1,042	29,770
Mohawk Industries, Inc.*	125	18,434
Newell Brands, Inc.	802	12,367
NIKE, Inc. Cl B	2,559	214,828
Nordstrom, Inc.	217	6,914
Norwegian Cruise Line Hldgs. Ltd.*	441	23,651
O’Reilly Automotive, Inc.*	159	58,722
PulteGroup, Inc.	519	16,411
PVH Corp.	153	14,480
Ralph Lauren Corp. Cl A	107	12,154
Ross Stores, Inc.	750	74,340
Royal Caribbean Cruises Ltd.	349	42,302
Starbucks Corp.	2,470	207,060
Tapestry, Inc.	591	18,752
Target Corp.	1,046	90,594
Tiffany & Co.	221	20,694
TJX Cos., Inc.	2,476	130,931
Tractor Supply Co.	246	26,765
Ulta Beauty, Inc.*	114	39,545
Under Armour, Inc. Cl A*	385	9,760
Under Armour, Inc. Cl C*	397	8,813
VF Corp.	665	58,088
Whirlpool Corp.	129	18,364
Wynn Resorts Ltd.	198	24,550
Yum! Brands, Inc.	625	69,169

		5,086,803

CONSUMER STAPLES (7.0%)
Altria Group, Inc.	3,826	181,161
Archer-Daniels-Midland Co.	1,141	46,553
Brown-Forman Corp. Cl B	338	18,735
Campbell Soup Co.	394	15,788
Church & Dwight Co., Inc.	502	36,676
Clorox Co.	259	39,656
Coca-Cola Co.	7,816	397,991
Colgate-Palmolive Co.	1,752	125,566
Conagra Brands, Inc.	992	26,308
Constellation Brands, Inc. Cl A	339	66,763
Costco Wholesale Corp.	895	236,513
Coty, Inc. Cl A	616	8,254
Estee Lauder Cos., Inc. Cl A	447	81,850
General Mills, Inc.	1,225	64,337
Hershey Co.	283	37,930
Hormel Foods Corp.	556	22,540
JM Smucker Co.	231	26,609

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	506	$27,106
Kimberly-Clark Corp.	698	93,029
Kraft Heinz Co.	1,274	39,545
Kroger Co.	1,641	35,626
Lamb Weston Hldgs., Inc.	298	18,881
McCormick & Co., Inc.	250	38,753
Molson Coors Brewing Co. Cl B	383	21,448
Mondelez International, Inc. Cl A	2,937	158,304
Monster Beverage Corp.*	799	51,000
PepsiCo, Inc.	2,857	374,638
Philip Morris International, Inc.	3,173	249,176
Procter & Gamble Co.	5,106	559,873
Sysco Corp.	966	68,316
Tyson Foods, Inc. Cl A	602	48,605
Walgreens Boots Alliance, Inc.	1,586	86,707
Walmart, Inc.	2,850	314,897

		3,619,134

ENERGY (4.8%)
Anadarko Petroleum Corp.	1,024	72,253
Apache Corp.	770	22,307
Baker Hughes, a GE Co. Cl A	1,053	25,935
Cabot Oil & Gas Corp.	867	19,906
Chevron Corp.	3,888	483,823
Cimarex Energy Co.	208	12,341
Concho Resources, Inc.	409	42,201
ConocoPhillips	2,307	140,727
Devon Energy Corp.	850	24,242
Diamondback Energy, Inc.	316	34,434
EOG Resources, Inc.	1,186	110,488
Exxon Mobil Corp.	8,617	660,321
Halliburton Co.	1,787	40,636
Helmerich & Payne, Inc.	226	11,440
Hess Corp.	521	33,120
HollyFrontier Corp.	321	14,856
Kinder Morgan, Inc.	3,970	82,894
Marathon Oil Corp.	1,677	23,830
Marathon Petroleum Corp.	1,352	75,550
National Oilwell Varco, Inc.	787	17,495
Noble Energy, Inc.	979	21,930
Occidental Petroleum Corp.	1,527	76,778
ONEOK, Inc.	840	57,800
Phillips 66	851	79,602
Pioneer Natural Resources Co.	345	53,082
Schlumberger Ltd.	2,832	112,544
TechnipFMC PLC	862	22,360
Valero Energy Corp.	849	72,683
Williams Cos., Inc.	2,477	69,455

		2,515,033

FINANCIALS (14.8%)
Affiliated Managers Group, Inc.	106	9,767
Aflac, Inc.	1,515	83,037
Allstate Corp.	678	68,946
American Express Co.	1,396	172,322
American International Group, Inc.	1,774	94,519
Ameriprise Financial, Inc.	274	39,774

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Aon PLC	490	$94,560
Arthur J. Gallagher & Co.	378	33,109
Assurant, Inc.	125	13,297
Bank of America Corp.	18,076	524,204
Bank of New York Mellon Corp.	1,801	79,514
BB&T Corp.	1,565	76,888
Berkshire Hathaway, Inc. Cl B*	3,945	840,956
BlackRock, Inc. Cl A	243	114,040
Capital One Financial Corp.	951	86,294
Cboe Global Markets, Inc.	229	23,731
Charles Schwab Corp.	2,431	97,702
Chubb Ltd.	932	137,274
Cincinnati Financial Corp.	308	31,930
Citigroup, Inc.	4,728	331,102
Citizens Financial Group, Inc.	937	33,132
CME Group, Inc. Cl A	729	141,506
Comerica, Inc.	316	22,954
Discover Financial Svcs.	660	51,209
E*TRADE Financial Corp.	500	22,300
Everest Re Group Ltd.	83	20,516
Fifth Third Bancorp	1,489	41,543
First Republic Bank	337	32,908
Franklin Resources, Inc.	600	20,880
Goldman Sachs Group, Inc.	695	142,197
Hartford Financial Svcs. Group, Inc.	736	41,010
Huntington Bancshares, Inc.	2,133	29,478
Intercontinental Exchange, Inc.	1,150	98,831
Invesco Ltd.	810	16,573
iShares Core S&P 500 ETF	3,771	1,111,502
Jefferies Financial Group, Inc.	519	9,980
JPMorgan Chase & Co.	6,631	741,346
KeyCorp	2,067	36,689
Lincoln National Corp.	413	26,618
Loews Corp.	548	29,959
M&T Bank Corp.	280	47,620
MarketAxess Hldgs., Inc.	76	24,428
Marsh & McLennan Cos., Inc.	1,044	104,139
MetLife, Inc.	1,937	96,211
Moody’s Corp.	337	65,819
Morgan Stanley	2,611	114,388
MSCI, Inc. Cl A	173	41,311
Nasdaq, Inc.	236	22,696
Northern Trust Corp.	444	39,960
People’s United Financial, Inc.	806	13,525
PNC Financial Svcs. Group, Inc.	922	126,572
Principal Financial Group, Inc.	527	30,524
Progressive Corp.	1,188	94,957
Prudential Financial, Inc.	827	83,527
Raymond James Financial, Inc.	258	21,814
Regions Financial Corp.	2,067	30,881
S&P Global, Inc.	503	114,578
State Street Corp.	764	42,830
SunTrust Banks, Inc.	907	57,005
SVB Financial Group*	107	24,031
Synchrony Financial	1,294	44,863
T Rowe Price Group, Inc.	483	52,990

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Torchmark Corp.	206	$18,429
Travelers Cos., Inc.	534	79,844
U.S. Bancorp	3,054	160,030
Unum Group	433	14,527
Wells Fargo & Co.	8,263	391,005
Willis Towers Watson PLC	263	50,375
Zions Bancorporation	374	17,197

		7,650,173

HEALTH CARE (13.6%)
Abbott Laboratories	3,592	302,087
AbbVie, Inc.	3,008	218,742
ABIOMED, Inc.*	91	23,705
Agilent Technologies, Inc.	645	48,162
Alexion Pharmaceuticals, Inc.*	456	59,727
Align Technology, Inc.*	149	40,781
Allergan PLC	630	105,481
AmerisourceBergen Corp. Cl A	317	27,027
Amgen, Inc.	1,248	229,981
Anthem, Inc.	523	147,596
Baxter International, Inc.	966	79,115
Becton Dickinson & Co.	549	138,353
Biogen, Inc.*	396	92,613
Boston Scientific Corp.*	2,839	122,020
Bristol-Myers Squibb Co.	3,330	151,015
Cardinal Health, Inc.	607	28,590
Celgene Corp.*	1,440	133,114
Centene Corp.*	838	43,945
Cerner Corp.	661	48,451
Cigna Corp.	770	121,313
Cooper Cos., Inc.	100	33,689
CVS Health Corp.	2,644	144,072
Danaher Corp.	1,281	183,081
DaVita, Inc.*	258	14,515
DENTSPLY SIRONA, Inc.	475	27,721
Edwards Lifesciences Corp.*	424	78,330
Eli Lilly & Co.	1,762	195,212
Gilead Sciences, Inc.	2,595	175,318
HCA Healthcare, Inc.	542	73,262
Henry Schein, Inc.*	303	21,180
Hologic, Inc.*	545	26,171
Humana, Inc.	273	72,427
IDEXX Laboratories, Inc.*	175	48,183
Illumina, Inc.*	299	110,077
Incyte Corp.*	361	30,671
Intuitive Surgical, Inc.*	235	123,269
IQVIA Hldgs., Inc.*	321	51,649
Johnson & Johnson	5,425	755,594
Laboratory Corp. of America Hldgs.*	201	34,753
McKesson Corp.	387	52,009
Medtronic PLC	2,728	265,680
Merck & Co., Inc.	5,257	440,799
Mettler-Toledo International, Inc.*	50	42,000
Mylan NV*	1,050	19,992
Nektar Therapeutics Cl A*	354	12,595
PerkinElmer, Inc.	226	21,773

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Perrigo Co. PLC	255	$12,143
Pfizer, Inc.	11,291	489,126
Quest Diagnostics, Inc.	274	27,896
Regeneron Pharmaceuticals, Inc.*	160	50,080
ResMed, Inc.	292	35,633
Stryker Corp.	630	129,515
Teleflex, Inc.	94	31,128
Thermo Fisher Scientific, Inc.	813	238,762
UnitedHealth Group, Inc.	1,934	471,915
Universal Health Svcs., Inc. Cl B	169	22,036
Varian Medical Systems, Inc.*	185	25,184
Vertex Pharmaceuticals, Inc.*	521	95,541
Waters Corp.*	142	30,564
WellCare Health Plans, Inc.*	102	29,077
Zimmer Biomet Hldgs., Inc.	416	48,980
Zoetis, Inc. Cl A	975	110,653

		7,064,073

INDUSTRIALS (9.0%)
3M Co.	1,174	203,501
Alaska Air Group, Inc.	251	16,041
Allegion PLC	192	21,226
American Airlines Group, Inc.	808	26,349
AMETEK, Inc.	466	42,331
AO Smith Corp.	288	13,582
Arconic, Inc.	816	21,069
Boeing Co.	1,065	387,671
Caterpillar, Inc.	1,164	158,642
CH Robinson Worldwide, Inc.	278	23,449
Cintas Corp.	172	40,814
Copart, Inc.*	413	30,868
CSX Corp.	1,568	121,316
Cummins, Inc.	294	50,374
Deere & Co.	647	107,214
Delta Air Lines, Inc.	1,216	69,008
Dover Corp.	296	29,659
Eaton Corp. PLC	860	71,621
Emerson Electric Co.	1,249	83,333
Equifax, Inc.	246	33,269
Expeditors International of Washington, Inc.	350	26,551
Fastenal Co.	1,166	38,000
FedEx Corp.	489	80,289
Flowserve Corp.	267	14,068
Fortive Corp.	599	48,830
Fortune Brands Home & Security, Inc.	286	16,339
General Dynamics Corp.	552	100,365
General Electric Co.	17,838	187,299
Harris Corp.	451	85,298
Honeywell International, Inc.	1,484	259,092
Huntington Ingalls Industries, Inc.	84	18,878
IHS Markit Ltd.*	742	47,280
Illinois Tool Works, Inc.	611	92,145
Ingersoll-Rand PLC	492	62,322
Jacobs Engineering Group, Inc.	234	19,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
JB Hunt Transport Svcs., Inc.	177	$16,180
Johnson Controls International PLC	1,615	66,716
Kansas City Southern	204	24,851
Lockheed Martin Corp.	500	181,770
Masco Corp.	599	23,505
Nielsen Hldgs. PLC	725	16,385
Norfolk Southern Corp.	543	108,236
Northrop Grumman Corp.	345	111,473
PACCAR, Inc.	705	50,520
Parker-Hannifin Corp.	262	44,543
Pentair PLC	322	11,978
Quanta Svcs., Inc.	289	11,037
Raytheon Co.	568	98,764
Republic Svcs., Inc. Cl A	439	38,035
Robert Half International, Inc.	242	13,796
Rockwell Automation, Inc.	242	39,647
Rollins, Inc.	301	10,797
Roper Technologies, Inc.	212	77,647
Snap-on, Inc.	113	18,717
Southwest Airlines Co.	1,001	50,831
Stanley Black & Decker, Inc.	309	44,684
Textron, Inc.	474	25,141
TransDigm Group, Inc.*	100	48,380
Union Pacific Corp.	1,442	243,857
United Continental Hldgs., Inc.*	451	39,485
United Parcel Svcs., Inc. Cl B	1,425	147,160
United Rentals, Inc.*	161	21,353
United Technologies Corp.	1,653	215,221
Verisk Analytics, Inc. Cl A	334	48,918
Wabtec Corp.	330	23,681
Waste Management, Inc.	796	91,834
WW Grainger, Inc.	92	24,677
Xylem, Inc.	366	30,612

		4,668,271

INFORMATION TECHNOLOGY (20.6%)
Accenture PLC Cl A	1,297	239,647
Adobe, Inc.*	1,000	294,650
Advanced Micro Devices, Inc.*	1,820	55,273
Akamai Technologies, Inc.*	334	26,767
Alliance Data Systems Corp.	92	12,892
Amphenol Corp. Cl A	610	58,523
Analog Devices, Inc.	750	84,653
ANSYS, Inc.*	171	35,024
Apple, Inc.	8,924	1,766,238
Applied Materials, Inc.	1,900	85,329
Arista Networks, Inc.*	107	27,779
Autodesk, Inc.*	448	72,979
Automatic Data Processing, Inc.	888	146,813
Broadcom, Inc.	802	230,864
Broadridge Financial Solutions, Inc.	237	30,260
Cadence Design Systems, Inc.*	577	40,857
Cisco Systems, Inc.	8,744	478,559
Citrix Systems, Inc.	255	25,026
Cognizant Technology Solutions Corp. Cl A	1,164	73,786

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Corning, Inc.	1,602	$53,234
DXC Technology Co.	545	30,057
F5 Networks, Inc.*	121	17,621
Fidelity National Information Svcs., Inc.	659	80,846
Fiserv, Inc.*	800	72,928
FleetCor Technologies, Inc.*	174	48,868
FLIR Systems, Inc.	276	14,932
Fortinet, Inc.*	297	22,819
Gartner, Inc.*	183	29,452
Global Payments, Inc.	320	51,242
Hewlett Packard Enterprise Co.	2,729	40,799
HP, Inc.	3,073	63,888
Intel Corp.	9,135	437,292
International Business Machines Corp.	1,809	249,461
Intuit, Inc.	530	138,505
IPG Photonics Corp.*	72	11,106
Jack Henry & Associates, Inc.	157	21,025
Juniper Networks, Inc.	702	18,694
Keysight Technologies, Inc.*	383	34,397
KLA-Tencor Corp.	330	39,006
Lam Research Corp.	305	57,291
Mastercard, Inc. Cl A	1,836	485,677
Maxim Integrated Products, Inc.	556	33,260
Microchip Technology, Inc.	483	41,876
Micron Technology, Inc.*	2,254	86,982
Microsoft Corp.	15,642	2,095,402
Motorola Solutions, Inc.	336	56,021
NetApp, Inc.	505	31,159
NVIDIA Corp.	1,247	204,795
Oracle Corp.	4,961	282,628
Paychex, Inc.	652	53,653
PayPal Hldgs., Inc.*	2,405	275,276
Qorvo, Inc.*	243	16,186
QUALCOMM, Inc.	2,479	188,578
Red Hat, Inc.*	363	68,157
Salesforce.com, Inc.*	1,587	240,796
Seagate Technology PLC	513	24,173
Skyworks Solutions, Inc.	351	27,122
Symantec Corp.	1,262	27,461
Synopsys, Inc.*	307	39,508
TE Connectivity Ltd.	687	65,801
Texas Instruments, Inc.	1,912	219,421
Total System Svcs., Inc.	332	42,586
VeriSign, Inc.*	214	44,760
Visa, Inc. Cl A	3,544	615,061
Western Digital Corp.	593	28,197
Western Union Co.	882	17,543
Xerox Corp.	399	14,129
Xilinx, Inc.	519	61,200

		10,706,790

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	446	100,961
Albemarle Corp.	217	15,279

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Amcor PLC*	3,306	$37,986
Avery Dennison Corp.	172	19,897
Ball Corp.	686	48,013
Celanese Corp. Cl A	259	27,920
CF Industries Hldgs., Inc.	452	21,113
Corteva, Inc.*	1,514	44,769
Dow, Inc.	1,530	75,444
DuPont de Nemours, Inc.	1,537	115,383
Eastman Chemical Co.	282	21,948
Ecolab, Inc.	517	102,076
FMC Corp.	269	22,313
Freeport-McMoRan, Inc.	2,942	34,157
International Flavors & Fragrances, Inc.	207	30,034
International Paper Co.	808	35,003
Linde PLC	1,109	222,687
LyondellBasell Industries NV Cl A	620	53,401
Martin Marietta Materials, Inc.	127	29,224
Mosaic Co.	724	18,122
Newmont Goldcorp Corp.	1,676	64,476
Nucor Corp.	621	34,217
Packaging Corp. of America	192	18,301
PPG Industries, Inc.	482	56,254
Sealed Air Corp.	319	13,647
Sherwin-Williams Co.	166	76,076
Vulcan Materials Co.	269	36,936
WestRock Co.	525	19,147

		1,394,784

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	230	32,451
American Tower Corp.	902	184,414
Apartment Investment & Management Co. Cl A	303	15,186
AvalonBay Communities, Inc.	284	57,703
Boston Properties, Inc.	315	40,635
CBRE Group, Inc. Cl A*	636	32,627
Crown Castle International Corp.	848	110,537
Digital Realty Trust, Inc.	423	49,825
Duke Realty Corp.	731	23,107
Equinix, Inc.	171	86,233
Equity Residential	754	57,244
Essex Property Trust, Inc.	133	38,827
Extra Space Storage, Inc.	259	27,480
Federal Realty Investment Trust	152	19,571
HCP, Inc.	973	31,116
Host Hotels & Resorts, Inc.	1,518	27,658
Iron Mountain, Inc.	585	18,310
Kimco Realty Corp.	860	15,893
Macerich Co.	216	7,234
Mid-America Apartment Communities, Inc.	232	27,320
Prologis, Inc.	1,286	103,009
Public Storage	305	72,642
Realty Income Corp.	640	44,141
Regency Centers Corp.	340	22,692

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
SBA Communications Corp. Cl A*	231	$51,938
Simon Property Group, Inc.	629	100,489
SL Green Realty Corp.	172	13,824
UDR, Inc.	574	25,767
Ventas, Inc.	752	51,399
Vornado Realty Trust	352	22,563
Welltower, Inc.	823	67,099
Weyerhaeuser Co.	1,517	39,958

		1,518,892

UTILITIES (3.2%)
AES Corp.	1,355	22,710
Alliant Energy Corp.	481	23,607
Ameren Corp.	501	37,630
American Electric Power Co., Inc.	1,005	88,450
American Water Works Co., Inc.	368	42,688
Atmos Energy Corp.	238	25,123
CenterPoint Energy, Inc.	1,026	29,374
CMS Energy Corp.	578	33,472
Consolidated Edison, Inc.	666	58,395
Dominion Energy, Inc.	1,634	126,341
DTE Energy Co.	373	47,699
Duke Energy Corp.	1,484	130,948
Edison International	666	44,895
Entergy Corp.	387	39,834
Evergy, Inc.	499	30,015
Eversource Energy	654	49,547
Exelon Corp.	1,978	94,825
FirstEnergy Corp.	1,026	43,923
NextEra Energy, Inc.	974	199,534
NiSource, Inc.	760	21,888
NRG Energy, Inc.	546	19,175
Pinnacle West Capital Corp.	229	21,547
PPL Corp.	1,473	45,678
Public Svc. Enterprise Group, Inc.	1,030	60,585
Sempra Energy	558	76,691
Southern Co.	2,117	117,028
WEC Energy Group, Inc.	643	53,607
Xcel Energy, Inc.	1,048	62,346

		1,647,555

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $35,728,786) 98.2%		50,950,528

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	2.33	07/23/19	$300,000	$299,575
U.S. Treasury Bill (1)	A-1+	2.37	08/08/19	300,000	299,252

					598,827

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $598,827) 1.2%					598,827

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		1.66	07/01/19	$249,760	$249,760

TOTAL TEMPORARY CASH INVESTMENT (Cost: $249,760) 0.5%					249,760

TOTAL INVESTMENTS (Cost: $36,577,373) 99.9%					51,799,115

OTHER NET ASSETS 0.1%					26,207

NET ASSETS 100.0%					$51,825,322

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.3%)
AMC Networks, Inc. Cl A*	649	$35,364
Cable One, Inc.	71	83,140
Cars.com, Inc.*	886	17,472
Cinemark Hldgs., Inc.	1,529	55,197
John Wiley & Sons, Inc. Cl A	650	29,809
Live Nation Entertainment, Inc.*	2,016	133,560
Meredith Corp.	579	31,880
New York Times Co. Cl A	2,048	66,806
TEGNA, Inc.	3,103	47,010
Telephone & Data Systems, Inc.	1,354	41,162
World Wrestling Entertainment, Inc. Cl A	628	45,348
Yelp, Inc. Cl A*	1,025	35,034

		621,782

CONSUMER DISCRETIONARY (11.5%)
Aaron’s, Inc.	974	59,813
Adient PLC	1,259	30,556
Adtalem Global Education, Inc.*	814	36,671
American Eagle Outfitters, Inc.	2,336	39,478
AutoNation, Inc.*	820	34,391
Bed Bath & Beyond, Inc.	1,913	22,229
Boyd Gaming Corp.	1,150	30,981
Brinker International, Inc.	543	21,367
Brunswick Corp.	1,249	57,317
Caesars Entertainment Corp.*	8,431	99,654
Carter’s, Inc.	652	63,596
Cheesecake Factory, Inc.	597	26,101
Churchill Downs, Inc.	509	58,571
Cracker Barrel Old Country Store, Inc.	345	58,902
Dana, Inc.	2,070	41,276
Deckers Outdoor Corp.*	420	73,907
Delphi Technologies PLC	1,279	25,580
Dick’s Sporting Goods, Inc.	972	33,660
Dillard’s, Inc. Cl A	257	16,006
Domino’s Pizza, Inc.	592	164,742
Dunkin’ Brands Group, Inc.	1,190	94,795
Eldorado Resorts, Inc.*	939	43,260
Five Below, Inc.*	805	96,616
Gentex Corp.	3,670	90,319
Goodyear Tire & Rubber Co.	3,337	51,056
Graham Hldgs. Co. Cl B	63	43,472
Helen of Troy Ltd.*	363	47,404
International Speedway Corp. Cl A	342	15,352
Jack in the Box, Inc.	372	30,277
KB Home	1,224	31,494
Marriott Vacations Worldwide Corp.	561	54,080
Mattel, Inc.*	5,043	56,532
Michaels Cos., Inc.*	1,297	11,284
Murphy USA, Inc.*	425	35,713
NVR, Inc.*	49	165,142
Ollie’s Bargain Outlet Hldgs., Inc.*	742	64,636
Papa John’s International, Inc.	325	14,534
Penn National Gaming, Inc.*	1,539	29,641
Polaris Industries, Inc.	822	74,991
Pool Corp.	571	109,061

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Sally Beauty Hldgs., Inc.*	1,737	$23,172
Scientific Games Corp.*	809	16,034
Service Corp. International	2,629	122,985
Signet Jewelers Ltd.	751	13,428
Six Flags Entertainment Corp.	1,027	51,021
Skechers U.S.A., Inc. Cl A*	1,936	60,965
Sotheby’s*	477	27,728
Tempur Sealy International, Inc.*	668	49,011
Texas Roadhouse, Inc. Cl A	966	51,845
Thor Industries, Inc.	749	43,779
Toll Brothers, Inc.	1,914	70,091
TRI Pointe Group, Inc.*	2,047	24,503
Tupperware Brands Corp.	700	13,321
Urban Outfitters, Inc.*	981	22,318
Visteon Corp.*	404	23,666
Weight Watchers International, Inc.*	564	10,772
Wendy’s Co.	2,625	51,397
Williams-Sonoma, Inc.	1,138	73,970
Wyndham Destinations, Inc.	1,348	59,177
Wyndham Hotels & Resorts, Inc.	1,404	78,259

		3,041,899

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	125	47,220
Casey’s General Stores, Inc.	526	82,051
Edgewell Personal Care Co.*	780	21,021
Energizer Hldgs., Inc.	916	35,394
Flowers Foods, Inc.	2,625	61,084
Hain Celestial Group, Inc.*	1,289	28,229
Ingredion, Inc.	955	78,778
Lancaster Colony Corp.	281	41,756
Nu Skin Enterprises, Inc. Cl A	799	39,407
Post Hldgs., Inc.*	959	99,707
Sanderson Farms, Inc.	280	38,237
Sprouts Farmers Market, Inc.*	1,699	32,094
Tootsie Roll Industries, Inc.	272	10,045
TreeHouse Foods, Inc.*	807	43,659

		658,682

ENERGY (2.9%)
Apergy Corp.*	1,117	37,464
Callon Petroleum Co.*	3,303	21,767
Chesapeake Energy Corp.*	15,300	29,835
CNX Resources Corp.*	2,836	20,731
Core Laboratories N.V.	638	33,355
Ensco Rowan PLC Cl A*	2,858	24,379
EQT Corp.	3,681	58,197
Equitrans Midstream Corp.	2,926	57,671
Matador Resources Co.*	1,498	29,780
McDermott International, Inc.*	2,605	25,164
Murphy Oil Corp.	2,357	58,100
Oasis Petroleum, Inc.*	3,902	22,163
Oceaneering International, Inc.*	1,435	29,260
Patterson-UTI Energy, Inc.	3,021	34,772
PBF Energy, Inc. Cl A	1,709	53,492
QEP Resources, Inc.*	3,440	24,871
Range Resources Corp.	2,981	20,807

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
SM Energy Co.	1,499	$18,767
Southwestern Energy Co.*	7,772	24,560
Transocean Ltd.*	7,360	47,178
World Fuel Svcs. Corp.	971	34,917
WPX Energy, Inc.*	5,706	65,676

		772,906

FINANCIALS (17.5%)
Alleghany Corp.*	208	141,671
American Financial Group, Inc.	1,018	104,315
Associated Banc-Corp.	2,358	49,848
BancorpSouth Bank	1,326	38,507
Bank of Hawaii Corp.	592	49,083
Bank OZK	1,737	52,266
Brighthouse Financial, Inc.*	1,666	61,126
Brown & Brown, Inc.	3,365	112,728
Cathay General Bancorp	1,100	39,501
Chemical Financial Corp.	1,026	42,179
CNO Financial Group, Inc.	2,308	38,497
Commerce Bancshares, Inc.	1,417	84,538
Cullen/Frost Bankers, Inc.	906	84,856
East West Bancorp, Inc.	2,096	98,030
Eaton Vance Corp.	1,646	70,992
Evercore, Inc. Cl A	590	52,256
FactSet Research Systems, Inc.	552	158,181
Federated Investors, Inc. Cl B	1,380	44,850
First American Financial Corp.	1,610	86,457
First Financial Bankshares, Inc.	1,952	60,102
First Horizon National Corp.	4,541	67,797
FNB Corp.	4,637	54,578
Fulton Financial Corp.	2,439	39,926
Genworth Financial, Inc. Cl A*	7,178	26,630
Green Dot Corp. Cl A*	691	33,790
Hancock Whitney Corp.	1,234	49,434
Hanover Insurance Group, Inc.	584	74,927
Home BancShares, Inc.	2,226	42,873
Interactive Brokers Group, Inc. Cl A	1,083	58,699
International Bancshares Corp.	787	29,678
iShares Core S&P Mid-Cap ETF	3,393	659,124
Janus Henderson Group PLC	2,363	50,568
Kemper Corp.	903	77,920
Legg Mason, Inc.	1,247	47,735
LendingTree, Inc.*	107	44,943
Mercury General Corp.	390	24,375
Navient Corp.	3,059	41,755
New York Community Bancorp, Inc.	6,705	66,916
Old Republic International Corp.	4,085	91,422
PacWest Bancorp	1,706	66,244
Pinnacle Financial Partners, Inc.	1,044	60,009
Primerica, Inc.	613	73,529
Prosperity Bancshares, Inc.	957	63,210
Reinsurance Group of America, Inc. Cl A	899	140,271
RenaissanceRe Hldgs. Ltd.	633	112,680
SEI Investments Co.	1,849	103,729
Signature Bank	796	96,189

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
SLM Corp.	6,235	$60,604
Sterling Bancorp	3,018	64,223
Stifel Financial Corp.	1,019	60,182
Synovus Financial Corp.	2,258	79,030
TCF Financial Corp.	2,350	48,857
Texas Capital Bancshares, Inc.*	725	44,493
Trustmark Corp.	934	31,056
UMB Financial Corp.	637	41,927
Umpqua Hldgs. Corp.	3,137	52,043
United Bankshares, Inc.	1,469	54,485
Valley National Bancorp	4,762	51,334
Washington Federal, Inc.	1,160	40,519
Webster Financial Corp.	1,327	63,391
Wintrust Financial Corp.	815	59,625
WR Berkley Corp.	2,076	136,871

		4,657,574

HEALTH CARE (9.0%)
Acadia Healthcare Co., Inc.*	1,281	44,771
Allscripts Healthcare Solutions, Inc.*	2,400	27,912
Amedisys, Inc.*	420	50,992
Avanos Medical, Inc.*	686	29,916
Bio-Rad Laboratories, Inc. Cl A*	289	90,339
Bio-Techne Corp.	550	114,670
Cantel Medical Corp.	524	42,255
Catalent, Inc.*	2,080	112,757
Charles River Laboratories International, Inc.*	703	99,756
Chemed Corp.	229	82,632
Covetrus, Inc.*	1,386	33,902
Encompass Health Corp.	1,416	89,718
Exelixis, Inc.*	4,327	92,468
Globus Medical, Inc. Cl A*	1,105	46,742
Haemonetics Corp.*	738	88,811
HealthEquity, Inc.*	785	51,339
Hill-Rom Hldgs., Inc.	964	100,854
ICU Medical, Inc.*	242	60,962
Inogen, Inc.*	260	17,358
Integra LifeSciences Hldgs. Corp.*	1,025	57,246
Ligand Pharmaceuticals, Inc.*	283	32,304
LivaNova PLC*	699	50,300
Mallinckrodt PLC*	1,216	11,163
Masimo Corp.*	709	105,513
Medidata Solutions, Inc.*	898	81,278
MEDNAX, Inc.*	1,227	30,957
Molina Healthcare, Inc.*	900	128,826
NuVasive, Inc.*	749	43,846
Patterson Cos., Inc.	1,187	27,182
PRA Health Sciences, Inc.*	849	84,178
Prestige Consumer Healthcare, Inc.*	745	23,602
STERIS PLC	1,218	181,336
Syneos Health, Inc. Cl A*	884	45,164
Tenet Healthcare Corp.*	1,218	25,164
United Therapeutics Corp.*	632	49,334
West Pharmaceutical Svcs., Inc.	1,061	132,784

		2,388,331

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.1%)
Acuity Brands, Inc.	575	$79,298
AECOM*	2,271	85,957
AGCO Corp.	932	72,295
ASGN, Inc.*	762	46,177
Avis Budget Group, Inc.*	919	32,312
Axon Enterprise, Inc.*	884	56,762
Brink’s Co.	718	58,287
Carlisle Cos., Inc.	825	115,838
Clean Harbors, Inc.*	731	51,974
Colfax Corp.*	1,371	38,429
Crane Co.	738	61,579
Curtiss-Wright Corp.	616	78,312
Deluxe Corp.	629	25,575
Donaldson Co., Inc.	1,831	93,125
Dycom Industries, Inc.*	454	26,727
EMCOR Group, Inc.	808	71,185
EnerSys	617	42,265
Fluor Corp.	2,016	67,919
GATX Corp.	520	41,231
Genesee & Wyoming, Inc. Cl A*	816	81,600
Graco, Inc.	2,393	120,081
Granite Construction, Inc.	674	32,473
Healthcare Svcs. Group, Inc.	1,076	32,624
Herman Miller, Inc.	841	37,593
HNI Corp.	623	22,042
Hubbell, Inc. Cl B	787	102,625
IDEX Corp.	1,086	186,944
Insperity, Inc.	539	65,833
ITT, Inc.	1,265	82,832
JetBlue Airways Corp.*	4,352	80,469
Kennametal, Inc.	1,193	44,129
Kirby Corp.*	776	61,304
Knight-Swift Transportation Hldgs., Inc. Cl A	1,796	58,981
Landstar System, Inc.	577	62,310
Lennox International, Inc.	510	140,250
Lincoln Electric Hldgs., Inc.	904	74,417
ManpowerGroup, Inc.	862	83,269
MasTec, Inc.*	891	45,913
MSA Safety, Inc.	506	53,327
MSC Industrial Direct Co., Inc. Cl A	647	48,046
Nordson Corp.	745	105,276
NOW, Inc.*	1,568	23,144
nVent Electric PLC	2,290	56,769
Old Dominion Freight Line, Inc.	928	138,513
Oshkosh Corp.	1,010	84,325
Regal Beloit Corp.	616	50,333
Resideo Technologies, Inc.*	1,755	38,470
Ryder System, Inc.	765	44,600
Stericycle, Inc.*	1,229	58,685
Teledyne Technologies, Inc.*	525	143,782
Terex Corp.	900	28,260
Timken Co.	986	50,621
Toro Co.	1,534	102,625
Trex Co., Inc.*	842	60,371
Trinity Industries, Inc.	1,871	38,823

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Valmont Industries, Inc.	316	$40,072
Watsco, Inc.	460	75,224
Werner Enterprises, Inc.	622	19,332
Woodward, Inc.	803	90,867
XPO Logistics, Inc.*	1,325	76,598

		3,988,999

INFORMATION TECHNOLOGY (14.7%)
ACI Worldwide, Inc.*	1,592	54,669
Arrow Electronics, Inc.*	1,220	86,949
Avnet, Inc.	1,534	69,444
Belden, Inc.	571	34,015
Blackbaud, Inc.	714	59,619
CACI International, Inc. Cl A*	360	73,652
CDK Global, Inc.	1,751	86,569
Ciena Corp.*	2,067	85,016
Cirrus Logic, Inc.*	844	36,883
Cognex Corp.	2,473	118,655
Coherent, Inc.*	350	47,730
CommVault Systems, Inc.*	555	27,539
CoreLogic, Inc.*	1,167	48,816
Cree, Inc.*	1,522	85,506
Cypress Semiconductor Corp.	5,281	117,449
Fair Isaac Corp.*	417	130,946
First Solar, Inc.*	1,093	71,788
InterDigital, Inc.	456	29,366
j2 Global, Inc.	671	59,645
Jabil, Inc.	1,994	63,010
KBR, Inc.	2,042	50,928
Leidos Hldgs., Inc.	2,074	165,609
Littelfuse, Inc.	355	62,803
LiveRamp Hldgs., Inc.*	1,048	50,807
LogMeIn, Inc.	722	53,197
Lumentum Hldgs., Inc.*	1,102	58,858
Manhattan Associates, Inc.*	929	64,408
MAXIMUS, Inc.	918	66,592
MKS Instruments, Inc.	786	61,222
Monolithic Power Systems, Inc.	571	77,530
National Instruments Corp.	1,615	67,814
NCR Corp.*	1,731	53,834
NetScout Systems, Inc.*	1,000	25,390
Perspecta, Inc.	2,017	47,218
Plantronics, Inc.	473	17,520
PTC, Inc.*	1,497	134,371
Sabre Corp.	3,964	88,001
Science Applications International Corp.	733	63,449
Semtech Corp.*	961	46,176
Silicon Laboratories, Inc.*	626	64,728
Synaptics, Inc.*	499	14,541
SYNNEX Corp.	601	59,138
Tech Data Corp.*	527	55,124
Teradata Corp.*	1,689	60,551
Teradyne, Inc.	2,463	118,002
Trimble, Inc.*	3,614	163,028
Tyler Technologies, Inc.*	552	119,243

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Universal Display Corp.	614	$115,469
Versum Materials, Inc.	1,573	81,135
ViaSat, Inc.*	826	66,757
Vishay Intertechnology, Inc.	1,916	31,652
WEX, Inc.*	621	129,230
Zebra Technologies Corp. Cl A*	777	162,774

		3,884,365

MATERIALS (5.9%)
Allegheny Technologies, Inc.*	1,811	45,637
AptarGroup, Inc.	908	112,901
Ashland Global Hldgs., Inc.	905	72,373
Cabot Corp.	838	39,981
Carpenter Technology Corp.	680	32,626
Chemours Co.	2,344	56,256
Commercial Metals Co.	1,690	30,166
Compass Minerals International, Inc.	488	26,816
Domtar Corp.	904	40,255
Eagle Materials, Inc.	637	59,050
Greif, Inc. Cl A	380	12,369
Ingevity Corp.*	601	63,207
Louisiana-Pacific Corp.	1,780	46,672
Minerals Technologies, Inc.	505	27,023
NewMarket Corp.	126	50,518
Olin Corp.	2,337	51,204
Owens-Illinois, Inc.	2,235	38,598
PolyOne Corp.	1,116	35,031
Reliance Steel & Aluminum Co.	967	91,498
Royal Gold, Inc.	940	96,341
RPM International, Inc.	1,888	115,376
Scotts Miracle-Gro Co.	567	55,849
Sensient Technologies Corp.	611	44,896
Silgan Hldgs., Inc.	1,115	34,119
Sonoco Products Co.	1,436	93,828
Steel Dynamics, Inc.	3,197	96,549
United States Steel Corp.	2,493	38,168
Valvoline, Inc.	2,696	52,653
Worthington Industries, Inc.	560	22,546

		1,582,506

REAL ESTATE (9.4%)
Alexander & Baldwin, Inc.	973	22,476
American Campus Communities, Inc.	1,970	90,935
Brixmor Property Group, Inc.	4,271	76,366
Camden Property Trust	1,387	144,789
CoreCivic, Inc.	1,711	35,520
CoreSite Realty Corp.	533	61,386
Corporate Office Properties Trust	1,603	42,271
Cousins Properties, Inc.	2,086	75,451
CyrusOne, Inc.	1,627	93,910
Douglas Emmett, Inc.	2,319	92,389
EastGroup Properties, Inc.	527	61,121
EPR Properties	1,080	80,557
First Industrial Realty Trust, Inc.	1,815	66,683
GEO Group, Inc.	1,743	36,620
Healthcare Realty Trust, Inc.	1,854	58,067
Highwoods Properties, Inc.	1,485	61,330

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Hospitality Properties Trust	2,363	$59,075
JBG SMITH Properties	1,732	68,137
Jones Lang LaSalle, Inc.	656	92,293
Kilroy Realty Corp.	1,445	106,655
Lamar Advertising Co. Cl A	1,232	99,435
Liberty Property Trust	2,127	106,435
Life Storage, Inc.	670	63,704
Mack-Cali Realty Corp.	1,291	30,067
Medical Properties Trust, Inc.	5,660	98,710
National Retail Properties, Inc.	2,333	123,672
Omega Healthcare Investors, Inc.	3,077	113,080
Pebblebrook Hotel Trust	1,875	52,838
PotlatchDeltic Corp.	972	37,889
PS Business Parks, Inc.	287	48,368
Rayonier, Inc.	1,866	56,540
Sabra Health Care REIT, Inc.	2,578	50,761
Senior Housing Properties Trust	3,399	28,110
Tanger Factory Outlet Centers, Inc.	1,360	22,046
Taubman Centers, Inc.	879	35,890
Uniti Group, Inc.	2,643	25,109
Urban Edge Properties	1,723	29,860
Weingarten Realty Investors	1,715	47,025

		2,495,570

UTILITIES (4.3%)
ALLETE, Inc.	742	61,742
Aqua America, Inc.	3,093	127,957
Black Hills Corp.	777	60,738
Hawaiian Electric Industries, Inc.	1,559	67,895
IDACORP, Inc.	721	72,410
MDU Resources Group, Inc.	2,839	73,246
National Fuel Gas Co.	1,235	65,146
New Jersey Resources Corp.	1,277	63,556
NorthWestern Corp.	724	52,237
OGE Energy Corp.	2,874	122,317
ONE Gas, Inc.	755	68,177
PNM Resources, Inc.	1,144	58,241
Southwest Gas Hldgs., Inc.	764	68,470
Spire, Inc.	729	61,178
UGI Corp.	2,488	132,884

		1,156,194

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $21,034,365) 95.1%		25,248,808

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill	A-1+	2.26	08/06/19	$600,000	$598,648
U.S. Treasury Bill (1)	A-1+	2.37	08/08/19	200,000	199,502

					798,150

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $798,150) 3.0%					798,150

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit		1.66	07/01/19	$351,235	$351,235

TOTAL TEMPORARY CASH INVESTMENT (Cost: $351,235) 1.3%					351,235

TOTAL INVESTMENTS (Cost: $22,183,750) 99.4%					26,398,193

OTHER NET ASSETS 0.6%					153,771

NET ASSETS 100.0%					$26,551,964

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
MSG Networks, Inc. Cl A*	3,123	$64,771
ORBCOMM, Inc.*	10,250	74,312
TEGNA, Inc.	7,374	111,716

		250,799

CONSUMER DISCRETIONARY (5.6%)
Bloomin’ Brands, Inc.	3,870	73,182
Dave & Buster’s Entertainment, Inc.	755	30,555
Haverty Furniture Cos., Inc.	3,259	55,501
Lithia Motors, Inc. Cl A	1,725	204,895
Marriott Vacations Worldwide Corp.	1,265	121,946
Playa Hotels & Resorts NV*	9,327	71,911
Unifi, Inc.*	1,188	21,586
ZAGG, Inc.*	6,844	47,634

		627,210

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	14,778	118,224
Vector Group Ltd.	8,185	79,804

		198,028

ENERGY (5.8%)
Abraxas Petroleum Corp.*	15,794	16,268
Callon Petroleum Co.*	10,260	67,613
Carrizo Oil & Gas, Inc.*	6,125	61,373
CrossAmerica Partners LP*	3,335	53,527
Matrix Svcs. Co.*	2,158	43,721
PBF Energy, Inc. Cl A	5,636	176,407
PDC Energy, Inc.*	2,038	73,490
ProPetro Hldg. Corp.*	4,780	98,946
Range Resources Corp.	2,000	13,960
Whiting Petroleum Corp.*	2,434	45,467

		650,772

FINANCIALS (29.9%)
American Equity Investment Life Hldg. Co.	4,474	121,514
Argo Group International Hldgs. Ltd.	1,224	90,637
BancFirst Corp.	3,110	173,103
Bank of Marin Bancorp	2,621	107,513
Banner Corp.	2,594	140,465
Blackstone Mortgage Trust, Inc. Cl A	3,230	114,923
Brookline Bancorp, Inc.	10,235	157,414
Bryn Mawr Bank Corp.	2,994	111,736
Cadence Bancorporation Cl A	3,735	77,688
CenterState Bank Corp.	917	21,119
Columbia Banking System, Inc.	1,518	54,921
Dime Community Bancshares, Inc.	4,518	85,797
Ellington Financial, Inc.*	8,888	159,717
Enterprise Financial Svcs. Corp.	3,232	134,451
Essent Group Ltd.*	1,790	84,112
First Interstate BancSystem, Inc. Cl A	3,789	150,082
Flushing Financial Corp.	3,446	76,501
Great Southern Bancorp, Inc.	1,263	75,591
Heritage Commerce Corp.	3,567	43,696
IBERIABANK Corp.	1,575	119,464
Investors Bancorp, Inc.	4,631	51,636
iShares Russell 2000 Value ETF	920	110,860

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Marlin Business Svcs. Corp.	5,008	$124,849
Northfield Bancorp, Inc.	7,467	116,560
Peoples Bancorp, Inc.	1,548	49,939
Selective Insurance Group, Inc.	2,817	210,965
Sterling Bancorp	2,383	50,710
Stifel Financial Corp.	1,543	91,130
Stock Yards Bancorp, Inc.	6,008	217,189
TriCo Bancshares	2,029	76,696
UMB Financial Corp.	1,103	72,599
United Financial Bancorp, Inc.	1,920	27,226
Wintrust Financial Corp.	480	35,117

		3,335,920

HEALTH CARE (5.1%)
Acadia Healthcare Co., Inc.*	1,939	67,768
Avanos Medical, Inc.*	650	28,347
Emergent BioSolutions, Inc.*	918	44,349
Magellan Health, Inc.*	611	45,354
Pacific Biosciences of California, Inc.*	4,001	24,206
SeaSpine Hldgs. Corp.*	1,997	26,460
Sientra, Inc.*	4,754	29,285
Supernus Pharmaceuticals, Inc.*	4,044	133,816
Vericel Corp.*	4,032	76,164
Wright Medical Group NV*	2,796	83,377

		559,126

INDUSTRIALS (11.5%)
AAR Corp.	1,830	67,326
Builders FirstSource, Inc.*	2,257	38,053
Daseke, Inc.*	10,682	38,455
EMCOR Group, Inc.	549	48,367
Encore Wire Corp.	2,908	170,351
ICF International, Inc.	367	26,718
Kratos Defense & Security Solutions, Inc.*	2,968	67,937
Miller Industries, Inc.	6,061	186,376
Mueller Industries, Inc.	10,872	318,223
Quad/Graphics, Inc.	6,518	51,557
Spirit Airlines, Inc.*	1,424	67,968
Universal Forest Products, Inc.	2,440	92,866
VSE Corp.	3,866	110,916

		1,285,113

INFORMATION TECHNOLOGY (9.5%)
Anixter International, Inc.*	990	59,113
Cardtronics PLC Cl A*	1,428	39,013
Ciena Corp.*	653	26,858
Cohu, Inc.	1,199	18,501
Comtech Telecommunications Corp.	884	24,849
Cray, Inc.*	2,086	72,635
Everspin Technologies, Inc.*	2,711	17,676
Five9, Inc.*	458	23,491
II-VI, Inc.*	1,104	40,362
KEMET Corp.	2,775	52,198
Lumentum Hldgs., Inc.*	785	41,927
ManTech International Corp. Cl A	998	65,718
MKS Instruments, Inc.	400	31,156

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Perficient, Inc.*	1,722	$59,099
Perspecta, Inc.	2,343	54,850
Plexus Corp.*	877	51,190
Richardson Electronics Ltd.*	13,818	77,381
Sequans Communications S.A. ADR*	21,366	19,304
SYNNEX Corp.	1,306	128,510
ViaSat, Inc.*	337	27,236
Xperi Corp.	2,634	54,234
Xura, Inc.*	3,068	76,700	††

		1,062,001

MATERIALS (4.5%)
Berry Global Group, Inc.*	1,172	61,636
Boise Cascade Co.	2,248	63,191
Cleveland-Cliffs, Inc.	9,046	96,521
Kaiser Aluminum Corp.	287	28,014
Olin Corp.	4,338	95,046
PolyOne Corp.	3,283	103,053
U.S. Concrete, Inc.*	955	47,454

		494,915

REAL ESTATE (12.5%)
Alexander’s, Inc.	141	52,212
Chatham Lodging Trust	2,985	56,327
Chesapeake Lodging Trust	3,723	105,808
Cousins Properties, Inc.	3,004	108,655
Easterly Government Properties, Inc.	6,286	113,839
GEO Group, Inc.	6,156	129,338

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,042	$29,363
Highwoods Properties, Inc.	2,527	104,365
Industrial Logistics Properties Trust	4,033	83,967
JBG SMITH Properties	2,172	85,447
Medical Properties Trust, Inc.	7,267	126,736
Pennsylvania REIT	4,238	27,547
RLJ Lodging Trust	3,203	56,821
Sabra Health Care REIT, Inc.	4,697	92,484
Spirit Realty Capital, Inc.	1,021	43,556
Summit Hotel Properties, Inc.	2,085	23,915
Terreno Realty Corp.	2,368	116,127
Urstadt Biddle Properties, Inc. Cl A	1,628	34,188

		1,390,695

UTILITIES (7.8%)
Avista Corp.	2,606	116,228
Black Hills Corp.	1,432	111,939
IDACORP, Inc.	1,169	117,403
Northwest Natural Hldg. Co.	1,120	77,840
NorthWestern Corp.	1,554	112,121
PNM Resources, Inc.	2,463	125,391
Portland General Electric Co.	2,351	127,354
Spire, Inc.	932	78,213

		866,489

TOTAL COMMON STOCKS
(Cost: $9,848,142) 96.2%		10,721,068

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill	A-1+	2.26	08/06/19	$400,000	$399,099

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,099) 3.6%					399,099

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.7%)
Citibank, New York Time Deposit		1.66	07/01/19	$189,570	$189,570

TOTAL TEMPORARY CASH INVESTMENT (Cost: $189,570) 1.7%					189,570

TOTAL INVESTMENTS (Cost: $10,436,811) 101.5%					11,309,737

OTHER NET ASSETS -1.5%					(163,106)

NET ASSETS 100.0%					$11,146,631

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (4.2%)
Cogent Communications Hldgs., Inc.	710	$42,146
Lions Gate Entertainment Corp. Cl B	3,943	45,778
Nexstar Media Group, Inc. Cl A	729	73,629
ORBCOMM, Inc.*	7,881	57,137
Shenandoah Telecommunications Co.	2,179	83,935
World Wrestling Entertainment, Inc. Cl A	543	39,210
Zynga, Inc. Cl A*	7,369	45,172

		387,007

CONSUMER DISCRETIONARY (12.3%)
American Axle & Manufacturing Hldgs., Inc.*	5,300	67,628
Bloomin’ Brands, Inc.	7,765	146,836
Dave & Buster’s Entertainment, Inc.	1,538	62,243
Etsy, Inc.*	1,416	86,900
Five Below, Inc.*	990	118,820
Fox Factory Hldg. Corp.*	485	40,017
Grand Canyon Education, Inc.*	369	43,180
Haverty Furniture Cos., Inc.	2,882	49,081
Lithia Motors, Inc. Cl A	688	81,721
Malibu Boats, Inc. Cl A*	611	23,737
Marriott Vacations Worldwide Corp.	468	45,115
Red Rock Resorts, Inc. Cl A	5,424	116,508
Skyline Champion Corp.*	1,543	42,247
Steven Madden Ltd.	3,934	133,559
Thor Industries, Inc.	666	38,928
Weight Watchers International, Inc.*	985	18,814

		1,115,334

CONSUMER STAPLES (1.9%)
Calavo Growers, Inc.	432	41,791
Freshpet, Inc.*	821	37,364
Vector Group Ltd.	3,909	38,113
WD-40 Co.	328	52,165

		169,433

ENERGY (0.8%)
Kosmos Energy Ltd.	12,244	76,770

FINANCIALS (7.6%)
Allegiance Bancshares, Inc.*	1,463	48,777
AMERISAFE, Inc.	888	56,628
First Merchants Corp.	2,247	85,161
Heritage Financial Corp.	2,945	86,995
iShares Micro-Cap ETF	986	91,885
iShares Russell 2000 Growth ETF	275	55,239
Moelis & Co. Cl A	2,244	78,428
Primerica, Inc.	617	74,009
Starwood Property Trust, Inc.	2,360	53,619
TriState Capital Hldgs., Inc.*	2,950	62,953

		693,694

HEALTH CARE (25.3%)
ACADIA Pharmaceuticals, Inc.*	1,622	43,356
Acceleron Pharma, Inc.*	913	37,506
Alder Biopharmaceuticals, Inc.*	1,642	19,326
Amicus Therapeutics, Inc.*	3,145	39,250
Array BioPharma, Inc.*	2,655	123,006

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
AxoGen, Inc.*	1,302	$25,780
Blueprint Medicines Corp.*	642	60,560
Cambrex Corp.*	930	43,533
CareDx, Inc.*	960	34,550
CRISPR Therapeutics AG*	591	27,836
Emergent BioSolutions, Inc.*	1,999	96,572
Exact Sciences Corp.*	396	46,744
FibroGen, Inc.*	546	24,668
Global Blood Therapeutics, Inc.*	504	26,510
Globus Medical, Inc. Cl A*	1,123	47,503
HealthEquity, Inc.*	1,069	69,913
Horizon Therapeutics PLC*	3,096	74,490
ICU Medical, Inc.*	190	47,863
Inogen, Inc.*	299	19,961
Insmed, Inc.*	1,229	31,462
Insulet Corp.*	444	53,005
Intersect ENT, Inc.*	1,242	28,268
iRhythm Technologies, Inc.*	639	50,532
Karyopharm Therapeutics, Inc.*	3,336	19,983
LHC Group, Inc.*	599	71,628
Madrigal Pharmaceuticals, Inc.*	217	22,744
Masimo Corp.*	293	43,604
Medicines Co.*	1,348	49,162
Neogen Corp.*	774	48,073
NeoGenomics, Inc.*	2,121	46,535
Neurocrine Biosciences, Inc.*	366	30,901
Omnicell, Inc.*	1,017	87,493
Portola Pharmaceuticals, Inc.*	1,214	32,936
Quidel Corp.*	816	48,405
Repligen Corp.*	986	84,747
Sage Therapeutics, Inc.*	236	43,209
Sientra, Inc.*	5,497	33,862
STAAR Surgical Co.*	1,523	44,746
Supernus Pharmaceuticals, Inc.*	2,334	77,232
Tabula Rasa HealthCare, Inc.*	907	45,287
Tactile Systems Technology, Inc.*	1,006	57,262
Tandem Diabetes Care, Inc.*	345	22,259
Teladoc Health, Inc.*	588	39,049
Ultragenyx Pharmaceutical, Inc.*	571	36,258
US Physical Therapy, Inc.	488	59,814
Vericel Corp.*	2,254	42,578
Wright Medical Group NV*	2,021	60,266
Xencor, Inc.*	1,366	55,910
Zogenix, Inc.*	751	35,883

		2,312,020

INDUSTRIALS (17.4%)
Altra Industrial Motion Corp.	3,098	111,156
ASGN, Inc.*	630	38,178
BG Staffing, Inc.	1,191	22,486
Brink’s Co.	1,803	146,368
Echo Global Logistics, Inc.*	2,834	59,146
EMCOR Group, Inc.	1,090	96,029
EnerSys	545	37,332
Exponent, Inc.	1,342	78,561
Generac Hldgs., Inc.*	1,165	80,863
Gorman-Rupp Co.	2,564	84,176

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Heidrick & Struggles International, Inc.	1,632	$48,911
IAA, Inc.*	1,543	59,838
John Bean Technologies Corp.	520	62,988
Knight-Swift Transportation Hldgs., Inc. Cl A	1,717	56,386
Knoll, Inc.	2,284	52,486
Kratos Defense & Security Solutions, Inc.*	2,869	65,671
Simpson Manufacturing Co., Inc.	1,289	85,667
Spirit Airlines, Inc.*	1,865	89,016
Teledyne Technologies, Inc.*	378	103,523
Trex Co., Inc.*	1,686	120,886
US Ecology, Inc.	460	27,388
Willdan Group, Inc.*	1,560	58,110

		1,585,165

INFORMATION TECHNOLOGY (20.2%)
Akoustis Technologies, Inc.*	4,057	25,965
Altair Engineering, Inc. Cl A*	1,464	59,131
Cardtronics PLC Cl A*	822	22,457
Cohu, Inc.	2,607	40,226
Cornerstone OnDemand, Inc.*	826	47,850
Cray, Inc.*	1,892	65,880
Cypress Semiconductor Corp.	3,002	66,765
EPAM Systems, Inc.*	551	95,378
Everspin Technologies, Inc.*	2,870	18,712
Five9, Inc.*	3,151	161,615
Globant S.A.*	906	91,551
II-VI, Inc.*	1,632	59,666
Itron, Inc.*	631	39,482
LivePerson, Inc.*	1,911	53,584
LogMeIn, Inc.	499	36,766
Lumentum Hldgs., Inc.*	774	41,339
MaxLinear, Inc. Cl A*	1,637	38,371
MKS Instruments, Inc.	543	42,294
New Relic, Inc.*	916	79,243
Perficient, Inc.*	2,064	70,837
Pluralsight, Inc. Cl A*	618	18,738

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Proofpoint, Inc.*	636	$76,479
Pure Storage, Inc. Cl A*	2,394	36,556
Q2 Hldgs., Inc.*	1,113	84,989
Rapid7, Inc.*	3,269	189,079
SailPoint Technologies Hldg., Inc.*	1,423	28,517
Science Applications International Corp.	691	59,813
SYNNEX Corp.	543	53,431
ViaSat, Inc.*	475	38,390
Xperi Corp.	1,812	37,309
Zendesk, Inc.*	660	58,760

		1,839,173

MATERIALS (1.9%)
Berry Global Group, Inc.*	753	39,600
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Ingevity Corp.*	862	90,656
U.S. Concrete, Inc.*	882	43,827

		174,083

REAL ESTATE (4.1%)
Americold Realty Trust	1,395	45,226
Easterly Government Properties, Inc.	4,795	86,837
Pebblebrook Hotel Trust	2,095	59,037
QTS Realty Trust, Inc. Cl A	1,185	54,723
Redfin Corp.*	1,313	23,608
Terreno Realty Corp.	2,066	101,317

		370,748

UTILITIES (1.5%)
Chesapeake Utilities Corp.	731	69,460
Suburban Propane Partners LP	2,894	70,295

		139,755

TOTAL COMMON STOCKS
(Cost: $7,767,479) 97.2%		8,863,182

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.1%)
Citibank, New York Time Deposit	1.66	07/01/19	$369,948	$369,948

TOTAL TEMPORARY CASH INVESTMENT (Cost: $369,948) 4.1%				369,948

TOTAL INVESTMENTS (Cost: $8,137,427) 101.3%				9,233,130

OTHER NET ASSETS -1.3%				(119,695)

NET ASSETS 100.0%				$9,113,435

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

			Shares	Value
COMMON STOCKS:
FINANCIALS (94.8%)
iShares Core MSCI EAFE ETF			13,903	$853,644
iShares MSCI EAFE ETF			3,906	256,741
iShares MSCI EAFE Growth ETF			1,511	122,043
iShares MSCI EAFE Value ETF			2,440	117,291
Vanguard FTSE Developed Markets ETF			4,146	172,930
Vanguard FTSE Europe ETF			1,243	68,241
Vanguard FTSE Pacific ETF			1,048	69,252

				1,660,142

TOTAL COMMON STOCKS
(Cost: $1,669,191) 94.8%				1,660,142

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.2%)
Citibank, New York Time Deposit	1.66	07/01/19	$91,418	$91,418

TOTAL TEMPORARY CASH INVESTMENT (Cost: $91,418) 5.2%				91,418

TOTAL INVESTMENTS (Cost: $1,760,609) 100.0%				1,751,560

OTHER NET ASSETS 0.0% (3)				(214)

NET ASSETS 100.0%				$1,751,346

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (40.7%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$100,000	$94,348
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	213,711
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	321,328
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	88,632
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	604,195
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	153,621
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,228,266
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	511,582
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,601,465
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,065,625
U.S. Treasury Note	AA+	2.63	02/15/29	500,000	526,973
U.S. Treasury Note	AA+	2.75	05/31/23	250,000	259,463
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	827,943
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	887,750

					9,384,902

U.S. GOVERNMENT AGENCIES (27.6%)
MORTGAGE-BACKED OBLIGATIONS (27.6%)
FHLMC	AA+	2.50	09/01/27	36,951	37,282
FHLMC	AA+	3.00	06/01/27	21,364	21,817
FHLMC	AA+	3.00	08/01/27	24,191	24,742
FHLMC	AA+	3.00	02/01/32	35,993	36,805
FHLMC	AA+	3.00	11/01/42	37,186	37,924
FHLMC	AA+	3.00	04/01/43	44,889	45,836
FHLMC	AA+	3.50	05/01/42	59,230	61,502
FHLMC	AA+	3.50	01/01/43	44,548	46,264
FHLMC	AA+	3.50	04/01/43	71,528	74,305
FHLMC	AA+	3.50	11/01/43	65,805	68,335
FHLMC	AA+	3.50	07/01/45	64,606	67,373
FHLMC	AA+	4.00	02/01/25	3,424	3,556
FHLMC	AA+	4.00	11/01/33	88,776	92,844
FHLMC	AA+	4.00	01/01/38	132,930	140,862
FHLMC	AA+	4.00	03/01/41	20,088	21,194
FHLMC	AA+	4.00	07/01/41	29,079	30,737
FHLMC	AA+	4.00	11/01/42	29,291	30,940
FHLMC	AA+	4.00	01/01/44	78,897	82,976
FHLMC	AA+	4.00	10/01/44	49,556	51,907
FHLMC	AA+	4.00	06/01/45	62,341	65,693
FHLMC	AA+	4.00	05/01/47	84,669	88,519
FHLMC	AA+	4.50	03/01/34	10,183	10,877
FHLMC	AA+	4.50	08/01/34	3,934	4,224
FHLMC	AA+	4.50	02/01/44	28,588	30,432
FHLMC	AA+	5.00	02/01/26	1,801	1,904
FHLMC	AA+	5.50	03/01/21	570	575
FHLMC	AA+	5.50	07/01/32	3,464	3,736
FHLMC	AA+	5.50	05/01/33	1,640	1,749
FHLMC	AA+	5.50	06/01/37	17,338	19,238
FHLMC	AA+	6.00	07/15/29	2,640	2,895
FHLMC	AA+	6.00	03/15/32	3,007	3,369
FHLMC ARM	AA+	4.68	05/01/37	1,933	2,018
FHLMC ARM	AA+	4.70	04/01/37	1,403	1,481
FHLMC ARM	AA+	4.73	03/01/37	654	685
FHLMC ARM	AA+	4.79	04/01/37	1,141	1,203
FHLMC ARM	AA+	4.89	02/01/36	4,735	4,967
FHLMC Strip	AA+	3.00	01/15/43	48,168	49,837
FNMA	AA+	2.68	12/01/26	75,000	75,958
FNMA	AA+	2.92	07/01/27	72,426	74,494

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	06/01/33	$432,213	$439,976
FNMA	AA+	3.00	09/01/33	240,692	245,015
FNMA	AA+	3.00	04/25/42	58,154	59,566
FNMA	AA+	3.00	12/01/42	52,920	52,941
FNMA	AA+	3.00	02/01/43	31,905	32,440
FNMA	AA+	3.00	03/01/43	25,814	26,338
FNMA	AA+	3.00	04/01/43	50,226	50,246
FNMA	AA+	3.00	09/01/43	86,337	87,785
FNMA	AA+	3.00	09/01/46	128,359	130,016
FNMA	AA+	3.50	03/25/28	47,460	49,474
FNMA	AA+	3.50	03/01/32	35,969	37,294
FNMA	AA+	3.50	09/01/32	49,692	51,523
FNMA	AA+	3.50	08/01/38	38,677	39,787
FNMA	AA+	3.50	10/01/41	33,788	35,455
FNMA	AA+	3.50	12/01/41	39,534	41,184
FNMA	AA+	3.50	04/01/42	45,607	47,852
FNMA	AA+	3.50	08/01/42	34,997	36,323
FNMA	AA+	3.50	11/25/42	44,426	45,317
FNMA	AA+	3.50	12/01/42	92,946	96,453
FNMA	AA+	3.50	08/01/43	89,069	92,247
FNMA	AA+	3.50	08/01/43	82,377	84,983
FNMA	AA+	3.50	01/01/44	13,601	13,813
FNMA	AA+	3.50	08/25/44	44,551	45,741
FNMA	AA+	3.50	04/01/45	95,932	99,383
FNMA	AA+	3.50	04/01/45	128,329	133,589
FNMA	AA+	3.50	10/01/45	136,957	142,569
FNMA	AA+	3.50	08/01/48	72,312	73,962
FNMA	AA+	3.50	07/01/49	100,000	102,335
FNMA	AA+	3.53	01/01/26	100,000	105,964
FNMA	AA+	4.00	07/25/26	62,802	66,676
FNMA	AA+	4.00	01/01/31	50,588	52,833
FNMA	AA+	4.00	11/01/40	25,222	26,594
FNMA	AA+	4.00	01/01/41	76,850	80,992
FNMA	AA+	4.00	05/01/41	23,700	25,093
FNMA	AA+	4.00	11/01/45	48,054	49,939
FNMA	AA+	4.00	02/01/47	426,661	445,291
FNMA	AA+	4.00	05/01/48	189,277	196,641
FNMA	AA+	4.00	03/01/49	147,495	152,917
FNMA	AA+	4.00	07/01/56	207,621	218,122
FNMA	AA+	4.50	05/01/30	7,991	8,507
FNMA	AA+	4.50	04/01/31	10,604	11,288
FNMA	AA+	4.50	08/01/33	3,988	4,248
FNMA	AA+	4.50	08/01/33	3,967	4,235
FNMA	AA+	4.50	09/01/33	9,919	10,573
FNMA	AA+	4.50	05/01/34	3,337	3,574
FNMA	AA+	4.50	06/01/34	4,823	5,126
FNMA	AA+	4.50	08/01/35	5,923	6,353
FNMA	AA+	4.50	12/01/35	5,126	5,499
FNMA	AA+	4.50	05/01/39	10,062	10,802
FNMA	AA+	4.50	05/01/39	14,686	15,773
FNMA	AA+	4.50	05/01/40	17,077	18,180
FNMA	AA+	4.50	10/01/40	139,521	149,841
FNMA	AA+	4.50	11/01/47	39,305	41,369
FNMA	AA+	4.50	11/01/47	85,043	90,340
FNMA	AA+	5.00	10/01/20	965	987
FNMA	AA+	5.00	06/01/33	7,275	7,897

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.00	09/01/33	$5,935	$6,447
FNMA	AA+	5.00	10/01/33	8,196	8,903
FNMA	AA+	5.00	11/01/33	11,445	12,475
FNMA	AA+	5.00	03/01/34	1,728	1,881
FNMA	AA+	5.00	04/01/34	1,365	1,490
FNMA	AA+	5.00	04/01/34	2,946	3,196
FNMA	AA+	5.00	04/01/35	4,272	4,666
FNMA	AA+	5.00	06/01/35	2,355	2,572
FNMA	AA+	5.00	09/01/35	3,455	3,773
FNMA	AA+	5.00	11/25/35	10,692	11,861
FNMA	AA+	5.00	10/01/36	3,980	4,352
FNMA	AA+	5.00	05/01/39	11,385	12,371
FNMA	AA+	5.00	06/01/40	8,452	9,181
FNMA	AA+	5.50	09/01/19	36	35
FNMA	AA+	5.50	08/01/25	2,987	3,218
FNMA	AA+	5.50	01/01/27	1,476	1,574
FNMA	AA+	5.50	09/01/33	3,384	3,729
FNMA	AA+	5.50	10/01/33	9,853	10,851
FNMA	AA+	5.50	03/01/34	2,637	2,926
FNMA	AA+	5.50	03/01/34	714	761
FNMA	AA+	5.50	07/01/34	3,206	3,502
FNMA	AA+	5.50	09/01/34	9,009	9,841
FNMA	AA+	5.50	09/01/34	1,236	1,360
FNMA	AA+	5.50	09/01/34	9,268	10,118
FNMA	AA+	5.50	10/01/34	1,930	2,140
FNMA	AA+	5.50	02/01/35	3,892	4,317
FNMA	AA+	5.50	02/01/35	3,480	3,861
FNMA	AA+	5.50	04/01/35	4,067	4,495
FNMA	AA+	5.50	08/01/35	4,511	4,976
FNMA	AA+	5.50	11/01/35	4,583	4,995
FNMA	AA+	5.50	06/01/37	4,415	4,898
FNMA	AA+	5.50	11/01/38	523	549
FNMA	AA+	5.50	06/01/48	1,455	1,505
FNMA	AA+	6.00	04/01/23	1,781	1,949
FNMA	AA+	6.00	01/01/25	6,087	6,663
FNMA	AA+	6.00	03/01/28	2,988	3,271
FNMA	AA+	6.00	04/01/32	101	111
FNMA	AA+	6.00	05/01/32	666	755
FNMA	AA+	6.00	05/01/33	9,484	10,382
FNMA	AA+	6.00	09/01/34	4,636	5,134
FNMA	AA+	6.00	10/01/34	7,945	8,776
FNMA	AA+	6.00	12/01/36	3,298	3,733
FNMA	AA+	6.00	01/01/37	3,666	4,151
FNMA	AA+	6.00	05/01/37	491	517
FNMA	AA+	6.00	07/01/37	1,833	2,076
FNMA	AA+	6.00	08/01/37	2,261	2,567
FNMA	AA+	6.00	12/01/37	812	921
FNMA	AA+	6.00	10/25/44	11,140	12,721
FNMA	AA+	6.00	02/25/47	9,677	11,093
FNMA	AA+	6.00	12/25/49	6,219	7,098
FNMA	AA+	6.50	05/01/32	1,457	1,616
FNMA	AA+	6.50	05/01/32	288	319
FNMA	AA+	6.50	07/01/32	742	822
FNMA	AA+	6.50	07/01/34	2,952	3,286
FNMA	AA+	6.50	09/01/34	937	1,039
FNMA	AA+	6.50	09/01/36	774	880

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.50	05/01/37	$2,470	$2,585
FNMA	AA+	6.50	09/01/37	1,109	1,230
FNMA	AA+	6.50	05/01/38	616	683
FNMA	AA+	7.00	04/01/32	759	860
FNMA	AA+	7.00	01/25/44	11,850	13,839
FNMA	AA+	7.50	06/01/31	215	246
FNMA	AA+	7.50	02/01/32	736	845
FNMA	AA+	7.50	06/01/32	178	212
FNMA	AA+	8.00	04/01/32	99	104
FNMA Strip	AA+	3.00	08/25/42	39,747	40,543
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	69,763	72,571
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,502	51,772
GNMA (2)	AA+	3.50	05/20/31	46,639	48,878
GNMA (2)	AA+	4.00	08/15/41	29,681	31,501
GNMA (2)	AA+	4.00	11/15/41	12,640	13,575
GNMA (2)	AA+	4.00	01/15/42	41,080	43,600
GNMA (2)	AA+	4.50	04/20/31	14,557	15,345
GNMA (2)	AA+	4.50	10/15/40	25,366	27,450
GNMA (2)	AA+	4.50	06/20/41	18,559	19,402
GNMA (2)	AA+	4.50	10/20/43	30,119	31,841
GNMA (2)	AA+	5.00	06/20/39	23,184	25,141
GNMA (2)	AA+	5.00	11/15/39	11,488	12,645
GNMA (2)	AA+	5.00	06/20/40	6,007	6,355
GNMA (2)	AA+	5.50	01/15/36	6,408	6,832
GNMA (2)	AA+	6.50	04/15/31	97	107
GNMA (2)	AA+	6.50	10/15/31	447	519
GNMA (2)	AA+	6.50	12/15/31	103	113
GNMA (2)	AA+	6.50	05/15/32	358	394
GNMA (2)	AA+	7.00	05/15/31	430	499
GNMA (2)	AA+	7.00	05/15/32	44	45
GNMA (2)	AA+	7.00	10/20/38	212	227
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	12,835	13,267

					6,366,241

CORPORATE DEBT (31.0%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	76,283
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,328
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	76,667
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,742

					213,020

CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,127
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	116,741
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,923
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,875
Dollar General Corp.	BBB	3.25	04/15/23	85,000	87,281
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,610
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	67,337
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,763
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,309
Harman International Industries, Inc.	BBB+	4.15	05/15/25	75,000	79,630
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	68,283
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	30,133
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	76,442

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Newell Brands, Inc.	BBB-	4.70	08/15/20	$75,000	$76,599
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,226
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	77,860
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,680
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	85,000

					1,341,819

CONSUMER STAPLES (1.9%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,651
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	76,312
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,754
Kroger Co.	BBB	2.95	11/01/21	30,000	30,333
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,498
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,514
Sysco Corp.	BBB+	3.75	10/01/25	50,000	53,063

					430,125

ENERGY (1.7%)
Cameron International Corp.	A+	4.50	06/01/21	75,000	76,769
Energen Corp.	BB+	4.63	09/01/21	85,000	85,850
EQT Corp.	BBB-	4.88	11/15/21	85,000	88,861
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,854
Rowan Cos., Inc.	B	4.88	06/01/22	85,000	78,306

					397,640

FINANCIALS (6.1%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	83,563
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	77,796
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	78,599
Block Financial LLC	BBB	5.25	10/01/25	50,000	53,573
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,002
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,829
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	52,902
First Tennessee Bank	BBBu	2.95	12/01/19	75,000	75,085
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	49,000
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,924
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,436
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,911
Markel Corp.	BBB	5.35	06/01/21	40,000	42,003
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,961
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	52,872
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,706
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,277
Protective Life Corp.	A-	7.38	10/15/19	65,000	65,866
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,020
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	78,569
Signet UK Finance PLC	BB	4.70	06/15/24	50,000	41,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	52,451
Synchrony Financial	BBB-	3.70	08/04/26	50,000	49,610
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,442
Unum Group	BBB	4.00	03/15/24	75,000	78,184
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	76,821
WR Berkley Corp.	BBB+	7.38	09/15/19	50,000	50,462

					1,402,364

HEALTH CARE (3.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	87,064
Anthem, Inc.	A	4.35	08/15/20	50,000	51,067

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	$85,000	$87,644
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	87,854
Medco Health Solutions, Inc.	A-	4.13	09/15/20	80,000	81,503
Owens & Minor, Inc.	B	3.88	09/15/21	85,000	72,888
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	88,864
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	86,009
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	87,968
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,422

					756,283

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	66,122
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,590
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,979

					227,691

INFORMATION TECHNOLOGY (3.1%)
Adobe, Inc.	A	4.75	02/01/20	85,000	86,156
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	107,271
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	88,999
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	82,389
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,745
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,231
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	75,064
Symantec Corp.	BB+	4.20	09/15/20	85,000	86,321
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	87,703

					727,879

MATERIALS (3.6%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	87,193
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,242
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,402
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	51,262
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	85,106
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,600
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,088
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	85,000	87,066
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,888
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,109
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	86,441
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	77,675

					839,072

REAL ESTATE (1.9%)
Boston Properties LP	A-	3.85	02/01/23	65,000	67,813
Government Properties Income Trust	BBB-	3.75	08/15/19	20,000	20,006
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	86,894
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,113
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,357
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	30,644
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	51,855
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,411

					445,093

UTILITIES (1.7%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	87,024
Exelon Corp.	BBB	5.15	12/01/20	50,000	51,555
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,402
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,952

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (CONTINUED)
SCANA Corp.	BBB	4.13	02/01/22	$85,000	$86,805
Southern Co.	BBB+	3.25	07/01/26	50,000	50,760

					385,498

TOTAL CORPORATE DEBT					7,166,484

TOTAL LONG-TERM DEBT SECURITIES (Cost: $22,294,671) 99.3%					22,917,627

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit	1.66	07/01/19	$141,793	$141,793

TOTAL TEMPORARY CASH INVESTMENT (Cost: $141,793) 0.6%				141,793

TOTAL INVESTMENTS (Cost: $22,436,464) 99.9%				23,059,420

OTHER NET ASSETS 0.1%				21,224

NET ASSETS 100.0%				$23,080,644

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.2%)
U.S. Treasury Bill	A-1+	2.11	08/29/19	$200,000	$199,311
U.S. Treasury Bill	A-1+	2.15	08/08/19	600,000	598,640
U.S. Treasury Bill	A-1+	2.20	07/25/19	500,000	499,269
U.S. Treasury Bill	A-1+	2.28	08/06/19	600,000	598,636
U.S. Treasury Bill	A-1+	2.30	08/01/19	1,200,000	1,197,633
U.S. Treasury Bill	A-1+	2.37	07/16/19	900,000	899,116
U.S. Treasury Bill	A-1+	2.38	07/09/19	1,100,000	1,099,421
U.S. Treasury Bill	A-1+	2.39	07/05/19	300,000	299,921

					5,391,947

U.S. GOVERNMENT AGENCIES (16.2%)
FHLB	A-1+	2.21	08/12/19	400,000	398,973
FHLB	A-1+	2.21	08/09/19	350,000	349,166
FHLB	A-1+	2.23	07/17/19	566,000	565,439
FHLB	A-1+	2.26	08/07/19	1,000,000	997,688
FHLB	A-1+	2.28	07/30/19	600,000	598,903
FHLB	A-1+	2.32	07/31/19	300,000	299,422
FHLB	A-1+	2.37	07/19/19	550,000	549,351

					3,758,942

COMMERCIAL PAPER (60.3%)
Apple, Inc.†	A-1+	2.26	08/15/19	800,000	797,750
Chevron Corp.†	A-1+	2.36	07/23/19	800,000	798,851
Cisco Systems, Inc.†	A-1+	2.43	07/18/19	800,000	799,086
CME Group, Inc.†	A-1+	2.37	07/10/19	800,000	799,526
Coca-Cola Co.†	A-1	2.36	07/29/19	750,000	748,629
Eli Lilly & Co.†	A-1+	2.40	07/16/19	800,000	799,203
Emerson Electric Co.†	A-1	2.37	07/11/19	600,000	599,605
General Dynamics Corp.†	A-1	2.38	07/10/19	800,000	799,524
Hershey Co.†	A-1	2.42	07/15/19	300,000	299,719
Hershey Co.†	A-1	2.44	07/01/19	500,000	500,000
IBM Corp.†	A-1	2.46	08/01/19	850,000	848,207
Intel Corp.†	A-1	2.41	07/11/19	500,000	499,667
Intercontinental Exchange, Inc.†	A-1	2.55	08/06/19	700,000	698,222
J.P. Morgan Securities LLC	A-1	2.41	08/23/19	300,000	298,940
Nestle Capital Corp.†	A-1+	2.27	08/16/19	500,000	498,556
Nestle Capital Corp.†	A-1+	2.47	07/02/19	300,000	299,979
Novartis Finance Corp.†	A-1+	2.36	08/02/19	250,000	249,478
ONE Gas, Inc.†	A-1	2.38	07/03/19	500,000	499,934
Simon Property Group LP†	A-1	2.47	07/09/19	800,000	799,563
Toyota Motor Credit Corp.	A-1+	2.43	07/08/19	800,000	799,623
Unilever Capital Corp.†	A-1	2.46	07/29/19	600,000	598,857
United Parcel Svcs., Inc.†	A-1	2.27	07/12/19	500,000	499,653
Wal-Mart Stores, Inc.†	A-1+	2.34	07/31/19	450,000	449,126

					13,981,698

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $23,132,586) 99.7%					23,132,587

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		1.66	07/01/19	$75,622	$75,622

TOTAL TEMPORARY CASH INVESTMENT (Cost: $75,622) 0.3%					75,622

TOTAL INVESTMENTS (Cost: $23,208,208) 100.0%					23,208,209

OTHER NET ASSETS 0.0% (3)					(3,660)

NET ASSETS 100.0%					$23,204,549

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$68,179	0.3%
MONEY MARKET FUND	$12,883,135	55.5%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2019 was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Notional Amount	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	September 2019	$147,210	$147,210	$2,468	2.0%
EQUITY INDEX FUND	6	E-mini S&P 500 Stock Index	P	September 2019	$883,260	$883,260	$14,805	1.7%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	September 2019	$1,365,000	$1,365,000	$27,258	5.2%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $6,540,357 Equity Index Fund — $36,577,373 Mid-Cap Equity Index Fund — $22,183,750 Small Cap Value Fund — $10,436,811 Small Cap Growth Fund — $8,137,427 International Fund — $1,760,609 Bond Fund — $22,436,464 Money Market Fund — $23,208,208)	$7,319,074	$51,799,115	$26,398,193	$11,309,737
Cash	271	299	493	221
Interest and dividends receivable	7,272	41,533	24,919	15,412
Receivable for securities sold	17,278	49,738	174,206	101,437
Receivable for daily variation on future contracts	665	3,990	13,568	—

TOTAL ASSETS	7,344,560	51,894,675	26,611,379	11,426,807

LIABILITIES
Payable for securities purchased	51,197	64,145	56,762	272,577
Accrued expenses	2,921	5,208	2,653	7,599

TOTAL LIABILITIES	54,118	69,353	59,415	280,176

NET ASSETS	$7,290,442	$51,825,322	$26,551,964	$11,146,631

SHARES OUTSTANDING (Note 4)	612,453	4,234,377	2,377,599	956,218

NET ASSET VALUE PER SHARE	$11.90	$12.24	$11.17	$11.66

COMPONENTS OF NET ASSETS
Paid-in capital	$3,205,666	$35,166,857	$21,698,564	$10,058,973
Total Distributable Earnings (Loss) (Notes 1 and 6)	4,084,776	16,658,465	4,853,400	1,087,658

NET ASSETS	$7,290,442	$51,825,322	$26,551,964	$11,146,631

†	Fund commenced operations on May 1, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund†	Bond Fund	Money Market Fund

$9,233,130	$1,751,560	$23,059,420	$23,208,209
400	97	269	112
4,529	—	131,956	—
70,748	—	50	—
—	—	—	—

9,308,807	1,751,657	23,191,695	23,208,321

189,195	—	102,542	—
6,177	311	8,509	3,772

195,372	311	111,051	3,772

$9,113,435	$1,751,346	$23,080,644	$23,204,549

767,894	178,063	2,320,997	2,204,866

$11.87	$9.84	$9.94	$10.5242

$7,927,332	$1,759,993	$22,561,347	$23,188,732
1,186,103	(8,647)	519,297	15,817

$9,113,435	$1,751,346	$23,080,644	$23,204,549

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$112,636	$459,086	$206,077	$118,196
Interest	2,748	24,083	17,057	6,021

Total investment income	115,384	483,169	223,134	124,217

EXPENSES (Note 2)
Investment advisory fees	23,674	28,993	15,603	45,213

Other operating expenses:
Accounting and recordkeeping expenses	33,838	66,487	47,051	33,688
Shareholder reports	3,265	2,387	2,284	1,896
Custodian expenses	6,080	3,468	2,589	537
Transfer agent fees	5,941	29,160	15,688	6,684
Independent directors’ fees and expenses	319	1,565	842	358
Audit	5,885	28,882	15,539	6,621
Legal and Compliance	11,736	57,599	30,989	13,204
Administrative	8,055	39,534	21,269	9,062
Licenses	637	5,208	2,802	—
Other	4,991	24,497	13,180	5,616

Total operating expenses	80,747	258,787	152,233	77,666

Total expenses before reimbursement	104,421	287,780	167,836	122,879
Fee waiver and expense reimbursement (Note 2)	(80,747)	(258,787)	(152,233)	(77,666)

Net expenses	23,674	28,993	15,603	45,213

Net Investment Income (Loss) (Note 1)	91,710	454,176	207,531	79,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	2,682,835	228,003	485,805	178,917
Futures contracts (Note 1)	11,790	177,182	167,126	—

	2,694,625	405,185	652,931	178,917

Change in net unrealized appreciation (depreciation) of:
Investment securities	(988,685)	6,498,062	3,046,720	897,085
Futures contracts (Note 1)	9,658	151,415	126,558	—

	(979,027)	6,649,477	3,173,278	897,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,715,598	7,054,662	3,826,209	1,076,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,807,308	$7,508,838	$4,033,740	$1,155,006

†	For the period May 1, 2019 (Commencement of Operations) to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund†	Bond Fund	Money Market Fund

$37,993	$30,443	$—	$—
2,687	393	328,070	280,926

40,680	30,836	328,070	280,926

35,895	311	45,693	22,815

31,750	455	53,624	46,060
1,906	975	3,071	1,853
1,135	—	2,048	643
5,308	316	12,765	14,330
285	17	684	769
5,257	313	12,643	14,193
10,485	625	25,214	28,305
7,196	429	17,306	19,427
—	—	—	—
4,459	266	10,723	12,038

67,781	3,396	138,078	137,618

103,676	3,707	183,771	160,433
(67,781)	(3,396)	(138,078)	(137,618)

35,895	311	45,693	22,815

4,785	30,525	282,377	258,111

218,719	—	(3,800)	327
—	—	—	—

218,719	—	(3,800)	327

1,041,331	(9,049)	843,778	(49)
—	—	—	—

1,041,331	(9,049)	843,778	(49)

1,260,050	(9,049)	839,978	278

$1,264,835	$21,476	$1,122,355	$258,389

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$91,710	$153,893	$454,176	$814,155	$207,531	$388,031
Net realized gain (loss) on investments and futures contracts	2,694,625	681,145	405,185	2,585,994	652,931	1,549,377
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(979,027)	(1,831,869)	6,649,477	(5,297,950)	3,173,278	(4,805,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,807,308	(996,831)	7,508,838	(1,897,801)	4,033,740	(2,868,542)

DISTRIBUTIONS (NOTE 1 AND NOTE 6)
From Distributable Earnings	(64,877)	(567,920)	(463,345)	(3,300,278)	(201,933)	(1,884,494)
Return of Capital	—	—	—	—	—	(101,870)

Total distributions	(64,877)	(567,920)	(463,345)	(3,300,278)	(201,933)	(1,986,364)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	6,000	182,677	7,550,882	1,150,999	1,261,554	436,618
Dividend reinvestments	63,904	562,925	462,336	3,291,971	201,422	1,980,889
Cost of shares redeemed	(5,533,158)	(1,065,950)	(3,122,562)	(4,338,357)	(1,175,477)	(119,977)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(5,463,254)	(320,348)	4,890,656	104,613	287,499	2,297,530

NET INCREASE (DECREASE) IN NET ASSETS	(3,720,823)	(1,885,099)	11,936,149	(5,093,466)	4,119,306	(2,557,376)

NET ASSETS, BEGINNING OF PERIOD	11,011,265	12,896,364	39,889,173	44,982,639	22,432,658	24,990,034

NET ASSETS, END OF PERIOD	$7,290,442	$11,011,265	$51,825,322	$39,889,173	$26,551,964	$22,432,658

OTHER INFORMATION:
Shares outstanding at beginning of period	1,076,413	1,103,902	3,829,797	3,810,875	2,351,035	2,120,930

Shares issued	522	15,318	630,336	93,760	113,950	36,062
Shares issued as reinvestment of dividends	5,469	47,560	38,144	288,275	18,491	204,190
Shares redeemed	(469,951)	(90,367)	(263,900)	(363,113)	(105,877)	(10,147)

Net increase (decrease)	(463,960)	(27,489)	404,580	18,922	26,564	230,105

Shares outstanding at end of period	612,453	1,076,413	4,234,377	3,829,797	2,377,599	2,351,035

†	For the period May 1, 2019 (Commencement of Operations) to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		International Fund†	Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Period Ended June 30, 2019 (Unaudited)	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$79,004	$107,620	$4,785	$1,412	$30,525	$282,377	$552,858	$258,111	$408,596
178,917	500,328	218,719	666,175	—	(3,800)	(37,061)	327	243
897,085	(2,269,827)	1,041,331	(1,740,399)	(9,049)	843,778	(465,638)	(49)	(71)

1,155,006	(1,661,879)	1,264,835	(1,072,812)	21,476	1,122,355	50,159	258,389	408,768

(77,778)	(710,615)	(6,851)	(840,180)	(30,123)	(333,277)	(558,792)	(252,793)	(399,322)
—	—	—	(15,947)	—	—	—	—	—

(77,778)	(710,615)	(6,851)	(856,127)	(30,123)	(333,277)	(558,792)	(252,793)	(399,322)

370,994	258,421	509,564	90,050	1,729,870	2,959,650	248,182	1,990,523	7,812,351
77,622	709,044	6,851	856,127	30,123	329,185	550,880	252,778	399,299
(4,242)	(22,182)	(12,344)	(84,454)	—	(347,365)	(1,050,453)	(2,499,857)	(6,224,621)

444,374	945,283	504,071	861,723	1,759,993	2,941,470	(251,391)	(256,556)	1,987,029

1,521,602	(1,427,211)	1,762,055	(1,067,216)	1,751,346	3,730,548	(760,024)	(250,960)	1,996,475

9,625,029	11,052,240	7,351,380	8,418,596	—	19,350,096	20,110,120	23,455,509	21,459,034

$11,146,631	$9,625,029	$9,113,435	$7,351,380	$1,751,346	$23,080,644	$19,350,096	$23,204,549	$23,455,509

918,153	834,840	724,778	640,551	—	2,022,639	2,047,082	2,229,586	2,040,751

31,587	19,362	43,555	6,765	174,978	300,096	25,942	187,584	739,916
6,841	65,750	596	83,819	3,085	33,184	57,769	24,024	37,961
(363)	(1,799)	(1,035)	(6,357)	—	(34,922)	(108,154)	(236,328)	(589,042)

38,065	83,313	43,116	84,227	178,063	298,358	(24,443)	(24,720)	188,835

956,218	918,153	767,894	724,778	178,063	2,320,997	2,022,639	2,204,866	2,229,586

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2019 and the five years ended December 31, 2018 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2019		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$10.23		$11.68	$10.89	$10.16	$10.41	$12.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.16		0.15	0.15	0.16	0.15	0.17
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	1.62		(1.06)	1.89	0.97	(0.10)	1.20

Total From Investment Operations	1.78		(0.91)	2.04	1.13	0.05	1.37

Less: Distributions
From Net Investment Income	(0.11)		(0.13)	(0.14)	(0.15)	(0.15)	(0.16)
From Net Realized Gains	—		(0.41)	(1.11)	(0.25)	(0.15)	(3.27)
Return of Capital	—		—	—	—	—	—

Total Distributions	(0.11)		(0.54)	(1.25)	(0.40)	(0.30)	(3.43)

Net Asset Value, End of Period	$11.90		$10.23	$11.68	$10.89	$10.16	$10.41

Total Return (%)(a)	17.43	(g)	(8.38)	19.58	11.39	0.47	11.21
Net Assets End of Period (in millions)	7.3		11.0	12.9	11.0	10.3	10.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.94	(h)	1.22	1.30	1.50	1.40	1.33
Ratio of Expenses to Average Net Assets (%)	2.21	(h)	2.51	2.47	2.83	2.79	1.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(h)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	38.96	(g)	20.29	24.66	47.33	14.35	18.87

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	For the period May 1, 2019 (commencement of operations) through June 30, 2019.

(g)	Not annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund							Small Cap Value Fund
Six Months Ended June 30, 2019		Years Ended December 31,					Six Months Ended June 30, 2019		Years Ended December 31,					Six Months Ended June 30, 2019		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$10.42		$11.80	$10.08	$9.35	$9.70	$12.95	$9.54		$11.78	$11.17	$9.93	$11.70	$14.49	$10.48		$13.24	$13.31	$11.44	$11.96	$13.37

0.11		0.22	0.20	0.20	0.19	0.25	0.09		0.18	0.17	0.18	0.18	0.21	0.08		0.12	0.23	0.13	0.13	0.15
1.82		(0.69)	1.95	0.89	(0.07)	1.48	1.63		(1.50)	1.61	1.85	(0.43)	1.14	1.18		(2.05)	0.86	2.14	(0.53)	0.51

1.93		(0.47)	2.15	1.09	0.12	1.73	1.72		(1.32)	1.78	2.03	(0.25)	1.35	1.26		(1.93)	1.09	2.27	(0.40)	0.66

(0.11)		(0.22)	(0.20)	(0.20)	(0.19)	(0.25)	(0.09)		(0.14)	(0.16)	(0.13)	(0.17)	(0.20)	(0.08)		(0.08)	(0.22)	(0.13)	(0.12)	(0.11)
—		(0.69)	(0.23)	(0.16)	(0.28)	(4.73)	—		(0.73)	(1.01)	(0.63)	(1.35)	(3.94)	—		(0.75)	(0.94)	(0.27)	—	(1.96)
—		—	—	—	—	—	—		(0.05)	—	(0.03)	—	—	—		—	—	—	—	—

(0.11)		(0.91)	(0.43)	(0.36)	(0.47)	(4.98)	(0.09)		(0.92)	(1.17)	(0.79)	(1.52)	(4.14)	(0.08)		(0.83)	(1.16)	(0.40)	(0.12)	(2.07)

$12.24		$10.42	$11.80	$10.08	$9.35	$9.70	$11.17		$9.54	$11.78	$11.17	$9.93	$11.70	$11.66		$10.48	$13.24	$13.31	$11.44	$11.96

18.58	(g)	(4.57)	21.66	11.83	1.34	13.52	17.96	(g)	(11.30)	15.99	20.56	(2.31)	9.66	12.00	(g)	(14.70)	8.22	19.97	(3.48)	5.20
51.8		39.9	45.0	37.8	34.0	33.9	26.6		22.4	25.0	22.4	19.3	22.6	11.1		9.6	11.1	10.4	9.0	9.0
1.96	(h)	1.81	1.87	2.06	1.96	1.88	1.66	(h)	1.51	1.47	1.66	1.49	1.35	1.48	(h)	0.98	1.73	1.12	1.08	0.99
1.24	(h)	1.34	1.36	1.55	1.63	0.58	1.34	(h)	1.40	1.44	1.65	1.57	0.59	2.31	(h)	2.08	2.10	2.30	2.35	1.36
0.125	(h)	0.126	0.125	0.125	0.125	0.12	0.125	(h)	0.126	0.125	0.125	0.125	0.12	0.85	(h)	0.85	0.85	0.85	0.85	0.85
1.49	(g)	11.35	8.37	11.49	5.62	13.69	5.91	(g)	24.63	25.30	35.13	26.53	19.87	22.68	(g)	28.73	29.77	34.54	20.16	38.80

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2019		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$10.14		$13.14	$11.64	$10.79	$12.11	$14.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01		— (d)	— (d)	— (d)	(0.02)	(0.01)
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	1.73		(1.67)	2.79	0.89	(0.24)	0.78

Total From Investment Operations	1.74		(1.67)	2.79	0.89	(0.26)	0.77

Less: Distributions
From Net Investment Income	(0.01)		—	— (d)	—	—	—
From Net Realized Gains	—		(1.31)	(1.29)	(0.04)	(1.06)	(3.01)
Return of Capital	—		(0.02)	—	—	—	—

Total Distributions	(0.01)		(1.33)	(1.29)	(0.04)	(1.06)	(3.01)

Net Asset Value, End of Period	$11.87		$10.14	$13.14	$11.64	$10.79	$12.11

Total Return (%)(a)	17.13	(g)	(12.74)	24.20	8.19	(2.31)	5.85
Net Assets End of Period (in millions)	9.1		7.4	8.4	6.9	6.5	6.3
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.11	(h)	0.02	(0.01)	0.02	(0.15)	(0.12)
Ratio of Expenses to Average Net Assets (%)	2.45	(h)	2.21	2.25	2.39	2.51	1.39
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(h)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	29.91	(g)	60.21	61.95	54.20	65.84	64.02

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.
(f)	For the period May 1, 2019 (commencement of operations) through June 30, 2019.

(g)	Not annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund(f)		Bond Fund							Money Market Fund
Period Ended June 30, 2019		Six Months Ended June 30, 2019		Years Ended December 31,					Six Months Ended June 30, 2019		Years Ended December 31,
				2018	2017	2016	2015	2014			2018	2017	2016		2015		2014

$10.00		$9.57		$9.82	$9.78	$9.68	$9.94	$9.85	$10.5201		$10.5153	$10.5220	$10.52		$10.52		$10.52

0.17		0.12		0.28	0.27	0.30	0.31	0.49	0.1172		0.1795	0.0768	0.02		—	(d)	—	(d)
(0.16)		0.40		(0.25)	0.04	0.11	(0.25)	0.16	0.0016		0.0007	0.0000	—	(d)	—	(d)	—	(d)

0.01		0.52		0.03	0.31	0.41	0.06	0.65	0.1188		0.1802	0.0768	0.02		—		—

(0.17)		(0.15)		(0.28)	(0.27)	(0.30)	(0.30)	(0.49)	(0.1147)		(0.1754)	(0.0835)	(0.02)		—	(d)	—	(d)
—		—		—	— (d)	(0.01)	(0.02)	(0.07)	—		—	—	—		—	(d)	—
—		—		—	—	—	—	—	—		—	—	—		—		—

(0.17)		(0.15)		(0.28)	(0.27)	(0.31)	(0.32)	(0.56)	(0.1147)		(0.1754)	(0.0835)	(0.02)		—		—

$9.84		$9.94		$9.57	$9.82	$9.78	$9.68	$9.94	$10.5242		$10.5201	$10.5153	$10.52		$10.52		$10.52

0.08	(g)	5.47	(g)	0.31	3.26	4.25	0.58	6.60	1.13	(g)	1.72	0.73	0.21		0.04		0.02
1.8		23.1		19.4	20.1	17.2	16.5	17.1	23.2		23.5	21.5	25.4		27.9		28.1
2.01	(g)	2.78	(h)	2.89	2.90	3.02	3.03	3.53	2.26	(h)	1.71	0.72	0.21		0.04		0.02
1.49	(h)	1.81	(h)	1.78	1.79	1.93	1.95	0.88	1.41	(h)	1.31	1.30	1.44		1.42		0.64
0.125	(h)	0.45	(h)	0.45	0.45	0.45	0.45	0.45	0.20	(h)	0.20	0.20	0.20	(e)	0.11	(c)	0.08	(c)
—	(g)	3.46	(g)	13.70	12.63	13.13	16.02	17.83	NA		NA	NA	NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2019, it had eight series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities. The International Fund commenced operations on May 1, 2019.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2019. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2019:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$3,947,984	—	—		$3,947,984
Common Stock-Active	$3,063,129	—	$8,550	(1)	$3,071,679
Short-Term Debt Securities-Indexed	—	$49,876	—		$49,876
Temporary Cash Investment	—	$249,535	—		$249,535

	$7,011,113	$299,411	$8,550		$7,319,074
Equity Index Fund
Common Stock-Indexed	$50,950,528	—	—		$50,950,528
Short-Term Debt Securities	—	$598,827	—		$598,827
Temporary Cash Investment	—	$249,760	—		$249,760

	$50,950,528	$848,587	—		$51,799,115
Mid-Cap Equity Index Fund
Common Stock-Indexed	$25,248,808	—	—		$25,248,808
Short-Term Debt Securities	—	$798,150	—		$798,150
Temporary Cash Investment	—	$351,235	—		$351,235

	$25,248,808	$1,149,385	—		$26,398,193
Small Cap Value Fund
Common Stock	$10,644,368	—	$76,700	(1)	$10,721,068
Short-Term Debt Securities	—	$399,099	—		$399,099
Temporary Cash Investment	—	$189,570	—		$189,570

	$10,644,368	$588,669	$76,700		$11,309,737
Small Cap Growth Fund
Common Stock	$8,863,182	—	—	(1)	$8,863,182
Temporary Cash Investment	—	$369,948	—		$369,948

	$8,863,182	$369,948	—		$9,233,130
International Fund
Common Stock	$1,660,142	—	—		$1,660,142
Temporary Cash Investment	—	$91,418	—		$91,418

	$1,660,142	$91,418	—		$1,751,560
Bond Fund
U.S. Government Debt	—	$9,384,902	—		$9,384,902
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$6,366,241	—		$6,366,241
Long-Term Corporate Debt	—	$7,166,484	—		$7,166,484
Temporary Cash Investment	—	$141,793	—		$141,793

	—	$23,059,420	—		$23,059,420
Money Market Fund
U.S. Government Debt	—	$5,391,947	—		$5,391,947
U.S. Government Agency Short-Term Debt	—	$3,758,942	—		$3,758,942
Commercial Paper	—	$13,981,698	—		$13,981,698
Temporary Cash Investment	—	$75,622	—		$75,622

	—	$23,208,209	—		$23,208,209

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Other Financial Instruments:*

All America Fund	$2,468	—	—	$2,468
Equity Index Fund	$14,805	—	—	$14,805
Mid-Cap Equity Index Fund	$27,258	—	—	$27,258

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for Six Months Ended June 30, 2019
	Balance December 31, 2018(a)		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales	Balance June 30, 2019(a)		Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2019 Included in Statements of Operations
All America Fund	$8,550		—	—	—	—	$8,550		$948
Small Cap Value Fund	$76,700		—	—	—	—	$76,700		$8,172
Small Cap Growth Fund	—	(b)	—	—	—	—	—	(b)	—	(b)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and unrealized gain (loss).

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2019 and for the six months ended June 30, 2019:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$2,468	$14,805	$27,258

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$11,790	$177,182	$167,126

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$9,658	$151,415	$126,558

During the six months ended June 30, 2019, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund held futures contracts with average notional amounts of $1,870,954, $1,530,050 and $136,415, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2019, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of June 30, 2019, the Money Market Fund and Bond Fund had a capital loss carry forward of $15 and $64,418, respectively, to offset net realized capital gains generated after December 31, 2018.

The All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Growth Fund, and Small Cap Value Fund recognized a post-October 2018 capital loss of $2,754, $14,181, $40,064, $112,697, and $26,996, respectively, which were deferred for income tax purposes to the first day of the following year.

The Mid-Cap Equity Index Fund recognized a late-year 2018 ordinary loss of $2,190, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the six months ended June 30, 2019, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2020 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the six months ended June 30, 2019, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2019 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$3,529,565	$7,379,256	$2,872,786	$3,074,311

Proceeds from sales of investments	$8,786,155	$666,001	$1,386,680	$2,299,213

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,306,028	$1,669,191	—	—

Proceeds from sales of investments	$2,441,892	—	$170,000	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	—	$3,877,646	—

Proceeds from sales of investments	—	—	$533,605	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $101,690,128; proceeds from sales were $102,217,341.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2019 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$1,004,833	$16,640,588	$6,099,130	$1,677,579
Unrealized Depreciation	(321,572)	(2,026,953)	(1,979,031)	(760,366)

Net	$683,261	$14,613,635	$4,120,099	$917,213

Tax Cost of Investments	$6,635,813	$37,185,480	$22,278,094	$10,392,524

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,670,095	$2,997	$672,629	$1
Unrealized Depreciation	(587,708)	(12,046)	(47,382)	0

Net	$1,082,387	$(9,049)	$625,247	$1

Tax Cost of Investments	$8,150,743	$1,760,609	$22,434,173	$23,208,208

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2019, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth, Mid-Cap Equity Index and International Funds.

As of June 30, 2019, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	35%
Small Cap Growth Fund	50%
International Fund	57%
Bond Fund	6%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2019 were as follows:

All America Fund: six shareholders owning 24%, 20%, 8%, 8%, 7% and 5%, respectively.

Equity Index Fund: five shareholders owning 21%,14%, 13%, 9% and 6%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 29%, 20%, 12% and 6%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 19% and 12%, respectively.

International Fund: one shareholder owning 43%.

Bond Fund: four shareholders owning 26%, 15%, 12% and 10%, respectively.

Money Market Fund: five shareholders owning 13%, 9%, 8%, 8% and 7%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 26, 2019, ordinary dividend distributions from net investment income were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2019 and 2018 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2019 and 2018 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2019	$64,877	$463,345	$201,933	$77,778
2018	$279,955	$938,939	$507,957	$67,940
Long-Term Capital Gains
2019	$0	$0	$0	$0
2018	$287,965	$2,361,339	$1,376,537	$642,675
Return of Capital
2019	$0	$0	$0	$0
2018	$0	$0	$101,870	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2019	$4,785	$30,123	$291,745	$252,793
2018	$14,555	NA	$558,792	$399,322
Long-Term Capital Gains
2019	$2,066	$0	$0	$0
2018	$825,625	NA	$0	$0
Return of Capital
2019	$0	$0	$41,532	$0
2018	$15,947	NA	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

NA = Not Applicable.

Undistributed net income and gains (losses) — As of June 30, 2019, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$64,731	$182,899	$3,408	$18,524
Accumulated undistributed realized gain (loss) on investments and futures contracts	$3,336,784	$1,861,931	$739,425	$151,921
Net unrealized appreciation (depreciation) of investments and futures contracts	$683,261	$14,613,635	$4,120,099	$917,213

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$402	$0	$15,831
Accumulated undistributed realized gain (loss) on investments and futures contracts	$103,956	$0	$(64,418)	$(15)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,082,387	$(9,049)	$625,247	$1

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact and implications of the provisions of the ASU to the Funds, which have not yet been determined.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2019. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 28, 2019, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2018, the Adviser had approximately $17 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2018, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 6, 2019

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	September 6, 2019